UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-08576

American High-Income Municipal Bond Fund, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

American High-Income Municipal Bond Fund
[photo of two men in hardhats walking on cables]

Semi-annual report for the six months ended January 31, 2007

American High-Income Municipal Bond Fund® seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds. It may invest without limits in bonds subject to the alternative minimum tax.

This fund is one of the 30 American Funds. The organization ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2006 (the most recent calendar quarter):

	1 year	5 years	10 years

Class A shares
Reflecting 3.75% maximum sales charge	+2.37%	+5.03%	+5.12%

The total annual fund operating expense ratio was 0.69% for Class A shares as of the most recent fiscal year-end. This figure does not reflect a fee waiver that currently is in effect and which causes the actual expense ratio to be lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 24 and 25 for details.

Results for other share classes can be found on page 4. Please see the inside back cover for important information about other share classes.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal.

Fellow shareholders:

[photo of two hands on a pipe - a man in a hardhat in the background]

A strong demand for yield boosted lower rated bonds over the past six months, helping to lift results for American High-Income Municipal Bond Fund. At the same time, shareholders continued to receive a high level of current income.

For the six-month period ended January 31, 2007, the fund paid monthly dividends totaling about 35 cents a share. Those who reinvested these dividends realized an income return of 2.29% (4.58% annualized), which is equivalent to a taxable income return of 3.52% (7.04% annualized) for investors in the top federal tax bracket. Shareholders who took dividends in cash received an income return of 2.27% (4.54% annualized) and saw the value of their shares increase 18 cents a share.

The fund’s income return and increase in share value together produced a total return of 3.4% for the fiscal period. This return was higher than the 3.1% return of the unmanaged Lehman Brothers Municipal Bond Index (which measures the investment-grade market and does not include expenses), but fell short of the fund’s peer group comparison, the Lipper High Yield Municipal Debt Funds Average, which returned 4.0%. The fund’s lower return is the result of our more cautious investment approach in light of current market conditions.

Bond market overview
Bond market returns for the recent period were broadly influenced by three related factors: a halt to the Federal Reserve’s rate hikes, declining intermediate- and long-term rates and strong investor demand.

[Begin Sidebar]
Results at a glance
Annualized total returns for periods ended January 31, 2007, with dividends reinvested

	1 year	5 years	10 years	Lifetime*

American High-Income Municipal Bond Fund	+6.05%	+5.70%	+5.51%	+6.47%
Lehman Brothers Municipal Bond Index†	+4.29	+5.11	+5.71	+6.23
Lipper High Yield Municipal Debt Funds Average	+6.79	+6.36	+5.31	+5.83
*Since September 26, 1994.
† The index is unmanaged, does not reflect sales charges, commissions or expenses, and holds bonds with a longer average maturity than the fund.
[End Sidebar]

After two years of consistent rate increases, the Federal Reserve left its federal funds rate unchanged at 5.25% at its August 2006 meeting. Importantly for the markets, it has left this key short-term lending rate unchanged since then.

The absence of Fed rate actions ushered in a relief rally for the bond market that lasted until early December. During that time, bond market yields trended lower, lifting bond prices, as investors anticipated a slowing of economic activity and potential rate cuts in 2007. By early December, however, sentiment shifted as fresh economic data suggested a more stable outlook for the federal funds rate. This change in expectations weighed on the market and dampened bond prices during the final two months of this reporting period, but did not fully erase earlier gains.

In the municipal market, long-term bonds produced the best returns among maturity categories, followed by intermediate bonds, then short-term bonds. With respect to credit quality, lower rated bonds generally recorded higher returns than did high-quality bonds. Continued strong demand for yield, whether from lower rated bonds or longer maturities, drove returns. This appetite helped the municipal market digest a record volume of new issuance in December and January.

How the fund responded
These recent trends have created a historically flat municipal yield curve. This means that the yield difference between short-term and long-term bonds has become quite narrow. To illustrate: The difference between two-year and 30-year AAA-rated municipals was about 1.2 percentage points a year ago. At the end of this reporting period, that difference had shrunk to nearly half that amount. Similarly, the yield difference between bonds of the same maturity, but differing credit quality, has also narrowed significantly.

As a result of this narrowing, the fund’s portfolio counselors feel that many high-yield bonds are no longer as attractive, on a relative basis, as they once were. From our perspective, this is reason for continued caution as there is less room left for yield differentials to compress much further, and current yields are not adequately compensating investors for risks in some sectors of the market. Consequently, we have continued to employ a conservative investment posture rather than chase after short-term gains.

Yet over the past six months, the portfolio counselors have increased slightly the portfolio’s weighting in high-yield bonds, relying on careful research to select securities that we believe offer attractive long-term potential. At the same time, fund counselors have increased the weighting of AAA-rated bonds (the highest credit quality) to 21.5% from 18.3%, as these bonds are more likely to retain value under adverse conditions. In addition, they have maintained a relatively shorter portfolio structure than their peer group average, emphasizing bonds with shorter average maturities and lower volatility characteristics.

Research driving results
Research is crucial to high-yield investing and has always played a central role in our selection process. In the current environment of compressed yields, we regard thorough research as indispensable for preserving principal and providing sustainable income for our shareholders. Before any bond goes into the portfolio, it is rigorously analyzed for its fundamental and relative merits and assessed for its long-term potential benefits. In addition, the portfolio counselors strive to moderate risks through broad diversification among issuers, maturities and credit quality. At the close of this fiscal period, American High-Income Municipal Bond Fund held more than 800 individual securities representing 50 U.S. states and territories. This level of diversification would be difficult for most individual investors to achieve on their own, as would the depth of research and professional experience that guides our investment process.

Careful research gives us confidence in our portfolio choices and optimism for the fund’s prospects, even in this challenging market environment. We trust that our prudence will reward patient investors and contribute to the overall financial health of our shareholders. We thank you for this opportunity to discuss our investment outlook and practices, and we look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Vice Chairman

/s/ Mark R. Macdonald
Mark R. Macdonald
President

March 14, 2007

The fund’s 30-day yield for Class A shares as of February 28, 2007, calculated in accordance with the Securities and Exchange Commission formula, was 3.71% (3.67% without the fee waiver). (For investors in the 35% tax bracket, this is equivalent to a taxable yield of 5.71% — 5.65% without the fee waiver.) The fund’s distribution rate for Class A shares as of that date was 4.23% (4.20% without the fee waiver). Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

For current information about the fund, visit americanfunds.com.

Other share class results

Class B, Class C and Class F

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended			Life
December 31, 2006 (the most recent calendar quarter):	1 year	5 years	of class

Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only if
shares are sold within six years of purchase	+0.61%	+4.77%	+5.46%
Not reflecting CDSC	+5.61%	+5.10%	+5.46%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+4.58%	+4.99%	+4.88%
Not reflecting CDSC	+5.58%	+4.99%	+4.88%

Class F shares*— first sold 3/19/01
Not reflecting annual asset-based fee
charged by sponsoring firm	+6.32%	+5.76%	+5.62%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 24 and 25 for details that include expense ratios for all share classes.

*These shares are sold without any initial or contingent deferred sales charge.

Tax-free yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,* then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 4.26% tax-free distribution rate as of January 31, 2007.

If your taxable income is ...		... then your federal	The fund’s distribution rate† equals a
Single	Joint	tax rate* is ...	taxable rate of …

$ 0 - 7,550	$ 0 - 15,100	10.0%	4.73%
7,551 - 30,650	15,101 - 61,300	15.0	5.01
30,651 - 74,200	61,301 - 123,700	25.0	5.68
74,201 - 154,800	123,701 - 188,450	28.0	5.92
154,801 - 336,550	188,451 - 336,550	33.0	6.36
Over 336,550	Over 336,550	35.0	6.55
*Based on 2006 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.
† Distribution rate based on the average offering price for the month of January.

Summary investment portfolio
January 31, 2007
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Quality ratings*

Aaa/AAA	21.5%
Aa/AA	9.1
A/A	12.0
Baa/BBB	19.4
Ba/BB	22.1
B	10.2
Caa/CCC or less	2.4
Short-term securities & other assets less liabilities	3.3

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts.
[end pie chart]

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 96.71%	(000)	(000)	assets

Alabama - 0.50%
Other securities		$10,699.50%

Alaska - 1.72%
Housing Fin. Corp., Collateralized Bonds (Veterans Mortgage Program), First Series 2006, Subseries A-2, AMT, 4.60% 2022	$9,090	9,162.43
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021 (preref. 2011)	7,625	8,013.38
Other securities		19,460.91
		36,635	1.72

Arizona - 0.86%
Other securities		18,457.86

California - 10.20%
Pollution Control Fncg. Auth., AMT:
Solid Waste Disposal Rev. Ref. Bonds:
USA Waste Services, Inc. Project, 5.10% 2018	1,000	1,012
Waste Management, Inc. Project, 5.00% 2022	2,000	2,085
Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), 5.00%-5.125% 2023-2038	7,000	7,282.49
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-1, AMT, 5.05% 2025 (put 2008)	7,000	7,090.33
Other securities		200,259	9.38
		217,728	10.20

Colorado - 4.42%
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	11,000	11,136.52
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds, Series 2003, 8.00% 2025	8,500	9,415.44
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds (Rampart Range Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026	7,315	8,014.37
Other securities		65,895	3.09
		94,460	4.42

Connecticut - 1.40%
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2001, 6.00% 2016	6,100	6,451.30
Other securities		23,464	1.10
		29,915	1.40

Florida - 13.33%
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds (Capital Projects Loan Program - Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032 (preref. 2012)	5,400	6,412.30
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program), Series 2006-A, AMT, 4.80% 2038	7,000	7,019.33
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds, Series 2000-C, 7.10% 2030	7,355	7,860.37
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), AMT, 4.00% 2018	1,000	991.05
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2), Series 2005, 5.80% 2036	6,000	6,254.29
Other securities		256,049	11.99
		284,585	13.33

Georgia - 1.28%
Other securities		27,224	1.28

Idaho - 1.18%
Housing and Fin. Assn., Single-family Mortgage Bonds, AMT, 4.50%-5.75% 2010-2028	24,865	25,169	1.18

Illinois - 6.53%
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 6.25% 2030 (preref. 2012)	6,000	6,747.32
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.125% 2038	9,000	9,427.44
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), AMT, 5.05% 2029	2,000	2,043.10
Health Facs. Auth., Rev. Bonds (Villa St. Benedict Project), Series 2003-A-1, 6.90% 2033	5,700	6,302.29
Other securities		114,886	5.38
		139,405	6.53

Indiana - 2.18%
City of Fort Wayne, Pollution Control Rev. Ref. Bonds (General Motors Corp. Project), Series 2002, 6.20% 2025	7,375	7,593.36
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	12,000	12,621.59
Other securities		26,313	1.23
		46,527	2.18

Iowa - 1.35%
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Waldorf College Project), 7.375% 2019 (preref. 2010)	9,420	10,549.49
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Wartburg College Project), Series 2005-B, 5.55% 2037	9,870	10,152.48
Other securities		8,188.38
		28,889	1.35

Louisiana - 1.56%
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	16,835	17,622.82
Other securities		15,733.74
		33,355	1.56

Maryland - 1.75%
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	7,000	7,186.34
Other securities		30,242	1.41
		37,428	1.75

Massachusetts - 0.66%
Dev. Fin. Agcy., Resource Recovery Rev. Bonds (Waste Management, Inc. Project), AMT, 6.90% 2029	1,000	1,068.05
Other securities		13,011.61
		14,079.66

Michigan - 3.18%
Econ. Dev. Corp. of the County of Midland, Pollution Control Limited Obligation Rev. Ref. Bonds (Midland Cogeneration Project), Series 2000-A, AMT, 6.875% 2009	15,865	16,287.76
Strategic Fund, Solid Waste Disposal Limited Obligation Rev. Ref. Bonds (Waste Management, Inc. Project), AMT, 3.00% 2013	1,000	1,000.05
Other securities		50,678	2.37
		67,965	3.18

Missouri - 1.60%
State Environmental Improvement and Energy Resources Auth., Water Facs. Rev. Ref. Bonds (Missouri-American Water Co. Project), Series 2006, AMT, AMBAC insured, 4.60% 2036	10,000	9,821.46
Other securities		24,229	1.14
		34,050	1.60

Nevada - 2.86%
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds, Series 1999, 7.50% 2019 (preref. 2009)	10,835	12,002.56
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.30% 2035	6,675	6,738.32
Other securities		42,260	1.98
		61,000	2.86

New Jersey - 3.99%
Econ. Dev. Auth., Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.), Series 2000-A, 8.25% 2030 (preref. 2010)	9,000	10,356.49
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 6.25% 2029	7,000	7,302.34
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.50% 2023	9,000	8,841.41
Other securities		58,794	2.75
		85,293	3.99

New Mexico - 0.51%
Other securities		10,860.51

New York - 6.11%
City of New York, G.O. Bonds:
Fiscal 2004 Series G, 5.00% 2014	7,500	7,998
5.00%-5.50% 2009-2021	17,730	18,760	1.25
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A:
6.25% 2015	19,000	20,196
6.50% 2035	8,500	9,059	1.37
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), AMT:
Series 2005, 8.00% 2028	7,000	8,759
7.625% 2025	3,000	3,669.58
Other securities		61,964	2.91
		130,405	6.11

North Carolina - 1.16%
Other securities		24,779	1.16

Ohio - 2.15%
Other securities		45,922	2.15

Oklahoma - 0.83%
Langston Econ. Dev. Auth., Student Housing Rev. Bonds (Langston Community Dev. Corp. Project), Series 2000-A, 7.75% 2030 (preref. 2010)	6,050	6,901.32
Other securities		10,872.51
		17,773.83

Oregon - 0.61%
Gilliam County, Demand Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), AMT, 5.25% 2029	5,000	5,207.24
Other securities		7,823.37
		13,030.61

Pennsylvania - 2.12%
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), AMT, 5.10% 2027	1,500	1,557.07
Other securities		43,664	2.05
		45,221	2.12

Puerto Rico - 0.77%
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	8,000	8,571.40
Other securities		7,924.37
		16,495.77

South Carolina - 1.79%
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A, 5.25% 2015	6,000	6,134.29
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022	9,750	10,393.48
Other securities		21,737	1.02
		38,264	1.79

Tennessee - 1.91%
Other securities		40,691	1.91

Texas - 7.37%
Alliance Airport Auth., Inc., Special Facs. Rev. Bonds (American Airlines, Inc. Project), AMT, 7.00% 2011	2,500	2,662
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc., AMT:
Rev. Bonds:
Series 1992, 7.25% 2030	7,000	7,104
Series 1999, 6.375% 2035	6,000	6,200
Series 2002, 8.40% 2036 (put 2007)	8,000	8,222
8.25% 2036	4,580	5,337
Rev. Ref. Bonds, Series 2000-A:
Subseries 2, 9.00% 2029 (put 2015)	5,655	7,049
9.125% 2029	5,000	6,306	2.01
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-C, AMT, 5.75% 2036 (put 2011)	9,745	10,319.48
Other securities		104,211	4.88
		157,410	7.37

Utah - 0.94%
Other securities		20,106.94

Virginia - 1.22%
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), AMT, 6.25% 2027	1,000	1,085.05
Other securities		25,062	1.17
		26,147	1.22

Washington - 1.14%
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2005-A, 5.00% 2015	6,035	6,483.30
Other securities		17,765.84
		24,248	1.14

Wisconsin - 2.19%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	14,065	15,049.70
City of Franklin, (Waste Management of Wisconsin, Inc. Project), AMT:
Regional Solid Waste Fin. Commission, Demand Solid Waste Disposal Rev. Bonds, 4.95% 2016	3,750	3,905
Solid Waste Disposal Rev. Bonds, 4.95% 2016	5,000	5,203.43
Health and Educational Facs. Auth., Rev. and Ref. Bonds (Wheaton Franciscan Services, Inc. System), Series 2002, 6.25% 2022 (preref. 2012)	6,500	7,243.34
Other securities		15,339.72
		46,739	2.19

Other states & U.S. territories - 3.47%
Kentucky Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.85% 2017	7,000	7,141.33
State of Maine, Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), AMT, 4.65% 2016	1,500	1,509.07
Other securities		65,431	3.07
		74,081	3.47

Multi-state - 1.87%
Charter Mac Equity Issuer Trust, Medium Term Tax-Exempt Multi-family Housing Trust Certificates, Series 2006-A-2, Class A, AMT, 4.72% 2018 (1)	16,902	17,335.81
Other securities		22,675	1.06
		40,010	1.87

Total bonds & notes (cost: $1,992,215,000)		2,065,044	96.71

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 3.43%	(000)	(000)	assets

North Slope Borough, Exempt Fac. Industrial Rev. Bonds (BP Exploration (Alaska) Inc. Project), AMT, 3.79% 2025 (2) (3)	4,600	4,600
Parish of Plaquemines, State of Louisiana, Environmental Rev. Bonds (BP Exploration & Oil Inc. Project), AMT, 3.79% 2024 (2) (3)	3,215	3,215
State of Ohio, Solid Waste Rev. Bonds (BP Exploration & Oil Inc. Project), AMT, 3.77% 2034 (2)	3,400	3,400
State of Texas, Gulf Coast Industrial Dev. Auth., Exempt Facs. Industrial Rev. Bonds (BP Global Power Corp. Project), AMT, 3.79% 2038 (2)	4,250	4,250
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control and Solid Waste Disposal Rev. Ref. Bonds (Amoco Oil Co. Project), AMT, 3.79% 2024 (2) (3)	2,350	2,350
State of Texas, Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds (Amoco Oil Co. Project), AMT, 3.79% 2027 (2)	5,800	5,800	1.11
State of North Carolina, Halifax County Industrial Facs. and Pollution Control Fncg. Auth., Demand Exempt Fac. Rev. Bonds (Westmoreland-Hadson Partners Roanoke Valley Project), AMT, 3.78% 2019 (2) (3)	7,100	7,100.33
State of Texas, Tax and Rev. Anticipation Notes, 4.50% 8/31/2007 (3)	19,400	19,491.91
State of Texas, Harris County Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds (Exxon Project), AMT, 3.68% 2032 (2)	1,000	1,000
Lincoln County, Wyoming, Pollution Control Rev. Bonds (Exxon Project), AMT, 3.68% 2017 (2) (3)	5,200	5,200.29
Other securities		16,850.79

Total short-term securities (cost: $73,268,000)		73,256	3.43

Total investment securities (cost: $2,065,483,000)		2,138,300	100.14
Other assets less liabilities		(3,025)	(.14)

Net assets		$2,135,275	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $57,245,000, which represented 2.68% of the net assets of the fund.

(2) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
(3) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Financial statements

Statement of assets and liabilities		unaudited
at January 31, 2007	(dollars and shares in thousands, except per-share amounts		)

Assets:

Investment securities at market (cost: $2,065,483)		$2,138,300
Cash		291
Receivables for:
Sales of investments	$17,490
Sales of fund's shares	8,668
Interest	26,610
Other	158	52,926
		2,191,517
Liabilities:
Payables for:
Purchases of investments	49,903
Repurchases of fund's shares	2,984
Dividends on fund's shares	2,064
Investment advisory services	535
Services provided by affiliates	622
Deferred directors' compensation	99
Other	35	56,242
Net assets at January 31, 2007		$2,135,275

Net assets consist of:
Capital paid in on shares of capital stock		$2,086,316
Undistributed net investment income		2,230
Accumulated net realized loss		(26,088)
Net unrealized appreciation		72,817
Net assets at January 31, 2007		$2,135,275

Total authorized capital stock - 200,000 shares, $.001 par value (135,326 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$1,793,698	113,678	$15.78
Class B	66,536	4,217	15.78
Class C	111,167	7,045	15.78
Class F	142,201	9,012	15.78
Class R-5	21,673	1,374	15.78
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.39.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended January 31, 2007	(dollars in thousands		)

Investment income:
Income:
Interest		$51,726
Fees and expenses(*):
Investment advisory services	$3,406
Distribution services	3,241
Transfer agent services	251
Administrative services	132
Reports to shareholders	23
Registration statement and prospectus	170
Postage, stationery and supplies	33
Directors' compensation	29
Auditing and legal	12
Custodian	5
Federal and state income taxes	164
Other state and local taxes	1
Other	29
Total fees and expenses before waiver	7,496
Less waiver of fees and expenses:
Investment advisory services	341
Total fees and expenses after waiver		7,155
Net investment income		44,571

Net realized gain and unrealized
appreciation on investments:
Net realized gain on investments		4,238
Net unrealized appreciation on investments		16,910
Net realized gain and unrealized
appreciation on investments		21,148
Net increase in net assets resulting from operations		$65,719

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands		)

	Six months ended January 31, 2007*	Year ended July 31, 2006
Operations:
Net investment income	$44,571	$77,794
Net realized gain (loss) on investments	4,238	(2,506)
Net unrealized appreciation on investments	16,910	1,428

Net increase in net assets resulting from operations	65,719	76,716

Dividends paid or accrued to shareholders from net investment income	(44,450)	(76,927)

Capital share transactions	207,282	273,686

Total increase in net assets	228,551	273,475

Net assets:
Beginning of period	1,906,724	1,633,249
End of period (including undistributed net investment
income: $2,230 and $2,109, respectively)	$2,135,275	$1,906,724

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
unaudited

1.	Organization and significant accounting policies

Organization - American High-Income Municipal Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds. It may invest without limits in bonds subject to the alternative minimum tax.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The retirement plan share class (R-5) is sold without any sales charges and does not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class F	None	None	None
Class R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations -Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders -Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; net capital losses; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of July 31, 2006, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed tax-exempt income		$ 1,778
Capital loss carryforwards*:
Expiring 2009	$ (5,887)
Expiring 2011	(402)
Expiring 2012	(17,397)
Expiring 2013	(3,652)	(27,338)
Post-October capital loss deferrals (realized during the period November 1, 2005, through July 31, 2006) †		(2,988)
* The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.
† These deferrals are considered incurred in the subsequent year.

As of January 31, 2007, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$82,367
Gross unrealized depreciation on investment securities	(7,205)
Net unrealized appreciation on investment securities	75,162
Cost of investment securities	2,063,138

Tax-exempt income distributions paid to shareholders were as follows (dollars in thousands):

Share class	Six months ended January 31, 2007	Year ended July 31, 2006
Class A	$37,883	$65,524
Class B	1,236	2,438
Class C	1,954	3,470
Class F	2,888	4,496
Class R-5	489	999
Total	$44,450	$76,927

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc.SM ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $3,333,333 of the fund's monthly gross income and 2.50% on such income in excess of $3,333,333. CRMC is currently waiving 10% of investment advisory fees. During the six months ended January 31, 2007, total investment advisory services fees waived by CRMC were $341,000. As a result, the fee shown on the accompanying financial statements of $3,406,000, which was equivalent to an annualized rate of 0.334%, was reduced to $3,065,000, or 0.301% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of January 31, 2007, there were no unreimbursed expenses subject to reimbursement for Class A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class B	1.00	1.00
Class C	1.00	1.00
Class F	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the six months ended January 31, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services
Class A	$2,205	$239	Not applicable	Not applicable
Class B	333	12	Not applicable	Not applicable
Class C	537	Included in administrative services	$44	$4
Class F	166		66	7
Class R-5	Not applicable		11	-*
Total	$3,241	$251	$121	$11
* Amount less than one thousand.

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1994, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $29,000, shown on the accompanying financial statements, includes $19,000 in current fees (either paid in cash or deferred) and a net increase of $10,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2007
Class A	$272,503	17,248	$28,501	1,802	$(121,723)	(7,708)	$179,281	11,342
Class B	5,231	332	886	56	(5,807)	(368)	310	20
Class C	18,079	1,145	1,466	93	(10,727)	(681)	8,818	557
Class F	32,354	2,050	2,246	142	(15,204)	(964)	19,396	1,228
Class R-5	4,386	277	218	14	(5,127)	(325)	(523)	(34)
Total net increase
(decrease)	$332,553	21,052	$33,317	2,107	$(158,588)	(10,046)	$207,282	13,113

Year ended July 31, 2006
Class A	$428,622	27,545	$48,564	3,121	$(250,252)	(16,090)	$226,934	14,576
Class B	9,067	583	1,718	110	(10,896)	(701)	(111)	(8)
Class C	33,002	2,121	2,598	167	(24,263)	(1,560)	11,337	728
Class F	59,157	3,802	3,336	215	(26,784)	(1,722)	35,709	2,295
Class R-5	4,885	314	310	20	(5,378)	(346)	(183)	(12)
Total net increase
(decrease)	$534,733	34,365	$56,526	3,633	$(317,573)	(20,419)	$273,686	17,579

(*) Includes exchanges between share classes of the fund.

5. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $417,948,000 and $226,130,000, respectively, during the six months ended January 31, 2007.

Financial highlights(1)

			Income from investment operations(2)

		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions	)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers	(4)	Ratio of net income to average net assets
Class A:
Six months ended 1/31/2007	(5)	$15.60	$.35	$.18	$.53	$(.35)	$15.78	3.43%	$1,794.67%			(6)	.63%	(6)	4.44%	(6)
Year ended 7/31/2006		15.61	.70	(.02)	.68	(.69)	15.60	4.44	1,597.69				.66		4.47
Year ended 7/31/2005		15.23	.68	.37	1.05	(.67)	15.61	7.03	1,370.71				.69		4.39
Year ended 7/31/2004		14.98	.71	.24	.95	(.70)	15.23	6.45	1,108.74				.74		4.67
Year ended 7/31/2003		15.28	.77	(.31)	.46	(.76)	14.98	3.06	955.77				.77		5.08
Year ended 7/31/2002		15.35	.84	(.08)	.76	(.83)	15.28	5.10	823.77				.77		5.43
Class B:
Six months ended 1/31/2007	(5)	15.60	.30	.18	.48	(.30)	15.78	3.06	66		1.42	(6)	1.38	(6)	3.71	(6)
Year ended 7/31/2006		15.61	.59	(.02)	.57	(.58)	15.60	3.71	66		1.41		1.38		3.75
Year ended 7/31/2005		15.23	.58	.37	.95	(.57)	15.61	6.30	65		1.42		1.40		3.69
Year ended 7/31/2004		14.98	.61	.24	.85	(.60)	15.23	5.71	60		1.45		1.45		3.96
Year ended 7/31/2003		15.28	.66	(.31)	.35	(.65)	14.98	2.34	52		1.47		1.47		4.34
Year ended 7/31/2002		15.35	.73	(.08)	.65	(.72)	15.28	4.37	31		1.47		1.47		4.68
Class C:
Six months ended 1/31/2007	(5)	15.60	.29	.18	.47	(.29)	15.78	3.03	111		1.47	(6)	1.43	(6)	3.64	(6)
Year ended 7/31/2006		15.61	.58	(.02)	.56	(.57)	15.60	3.66	101		1.46		1.43		3.70
Year ended 7/31/2005		15.23	.56	.37	.93	(.55)	15.61	6.17	90		1.54		1.52		3.55
Year ended 7/31/2004		14.98	.59	.24	.83	(.58)	15.23	5.59	70		1.57		1.57		3.83
Year ended 7/31/2003		15.28	.64	(.31)	.33	(.63)	14.98	2.21	56		1.59		1.59		4.19
Year ended 7/31/2002		15.35	.71	(.08)	.63	(.70)	15.28	4.22	28		1.59		1.59		4.53
Class F:
Six months ended 1/31/2007	(5)	15.60	.35	.18	.53	(.35)	15.78	3.40	142.74			(6)	.71	(6)	4.36	(6)
Year ended 7/31/2006		15.61	.69	(.02)	.67	(.68)	15.60	4.41	121.72				.69		4.43
Year ended 7/31/2005		15.23	.67	.37	1.04	(.66)	15.61	6.95	86.78				.76		4.29
Year ended 7/31/2004		14.98	.70	.24	.94	(.69)	15.23	6.35	46.82				.82		4.55
Year ended 7/31/2003		15.28	.76	(.31)	.45	(.75)	14.98	2.96	24.85				.85		4.91
Year ended 7/31/2002		15.35	.82	(.08)	.74	(.81)	15.28	4.96	13.88				.88		5.26
Class R-5:
Six months ended 1/31/2007	(5)	15.60	.37	.18	.55	(.37)	15.78	3.53	22.48			(6)	.45	(6)	4.63	(6)
Year ended 7/31/2006		15.61	.73	(.02)	.71	(.72)	15.60	4.66	22.48				.45		4.68
Year ended 7/31/2005		15.23	.72	.37	1.09	(.71)	15.61	7.27	22.48				.46		4.62
Year ended 7/31/2004		14.98	.75	.24	.99	(.74)	15.23	6.68	27.51				.51		4.90
Year ended 7/31/2003		15.28	.80	(.31)	.49	(.79)	14.98	3.29	14.53				.53		5.19
Period from 7/15/2002 to 7/31/2002		15.30	.03	(.02)	.01	(.03)	15.28	.09	4.02				.02		.23

	Six months ended
	January 31,	Year ended July 31
	2007(5)	2006	2005	2004	2003	2002

Portfolio turnover rate for all classes of shares	12%	14%	10%	6%	7%	12%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.
(5) Unaudited.
(6) Annualized.

See Notes to Financial Statements

Expense example            unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006, through January 31, 2007).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8/1/2006	Ending account value 1/312007	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,034.35	$3.23	.63%
Class A -- assumed 5% return	1,000.00	1,022.03	3.21	.63
Class B -- actual return	1,000.00	1,030.58	7.06	1.38
Class B -- assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class C -- actual return	1,000.00	1,030.29	7.32	1.43
Class C -- assumed 5% return	1,000.00	1,018.00	7.27	1.43
Class F -- actual return	1,000.00	1,033.98	3.64	.71
Class F -- assumed 5% return	1,000.00	1,021.63	3.62	.71
Class R-5 -- actual return	1,000.00	1,035.29	2.31	.45
Class R-5 -- assumed 5% return	1,000.00	1,022.94	2.29	.45

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).

Offices of the fund and of the
investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in American High-Income Municipal Bond Fund. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.75 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.80 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.08 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete January 31, 2007, portfolio of American High-Income Municipal Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American High-Income Municipal Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of American High-Income Municipal Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

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The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 30 carefully conceived, broadly diversified funds has attracted over 40 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

• An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 24 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

• Tax-exempt bond funds
> American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

• American Funds Target Date Retirement SeriesSM

The Capital Group Companies

American Funds  Capital Research and Management  Capital International  Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-940-0307P

Litho in USA CGD/INS/S8075

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

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American High-Income Municipal Bond Fund®
Investment portfolio

January 31, 2007

unaudited

Bonds & notes — 96.71%	Principal amount (000)	Market value (000)

ALABAMA — 0.50%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001, 5.25% 2009	$2,215	$2,272
Special Care Fac. Fncg. Auth. of the City of Huntsville — Carlton Cove, Retirement Fac. Rev. Bonds (Carlton Cove, Inc. Project), Series 2001, 8.125% 2031[1]	5,750	3,136
Industrial Dev. Board of the City of Phenix City, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Mead Coated Board Project), Series 2002-A, AMT, 6.35% 2035	3,000	3,218
Board of Trustees of the University of Alabama, University of Alabama at Birmingham Hospital Rev. Bonds, Series 2006-A, 5.00% 2021	1,000	1,040
Board of Trustees of the University of Alabama, University of Alabama at Birmingham Hospital Rev. Bonds, Series 2006-A, 5.00% 2036	1,000	1,033
		10,699

ALASKA — 1.72%
Housing Fin. Corp., Collateralized Bonds (Veterans Mortgage Program), First Series 2006, Subseries A-2, AMT, 4.60% 2022	9,090	9,162
Housing Fin. Corp., Home Mortgage Rev. Bonds, Series 2006-C, AMT, MBIA insured, 5.50% 2037	4,500	4,756
Industrial Dev. and Export Auth., Revolving Fund Ref. Bonds, Series 2002-A, AMT, MBIA insured, 5.50% 2010	1,775	1,855
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2000, 5.60% 2010 (escrowed to maturity)	1,000	1,055
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 6.20% 2022 (preref. 2010)	1,250	1,313
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021 (preref. 2011)	7,625	8,013
Student Loan Corp., Education Loan Rev. Bonds, Series 2004-A-3, AMT, 5.25% 2012	1,420	1,497
Student Loan Corp., Education Loan Rev. Bonds, Series 2005-A, AMT, 5.00% 2014	1,500	1,581
Student Loan Corp., Education Loan Rev. Bonds, Series 2005-A, AMT, 5.00% 2017	3,000	3,161
Student Loan Corp., Education Loan Rev. Bonds, Series 2006-A-2, AMT, 5.00% 2016	1,500	1,595
Student Loan Corp., Education Loan Rev. Bonds, Series 2006-A-2, AMT, 5.00% 2017	2,500	2,647
		36,635

ARIZONA — 0.86%
Health Facs. Auth., Health Care Facs. Rev. Bonds (Beatitudes Campus Project), Series 2006, 5.10% 2022	1,500	1,509
Health Facs. Auth., Health Care Facs. Rev. Bonds (Beatitudes Campus Project), Series 2006, 5.20% 2037	3,000	3,019
Industrial Dev. Auth. of the County of Navajo, Rev. Bonds (Stone Container Corp. Project), Series 1997, AMT, 7.20% 2027	3,600	3,695
Industrial Dev. Authorities of the County of Pima and the City of Tucson, Joint Single-family Mortgage Rev. Bonds, Series 2007-A-1, AMT, 5.10% 2038	3,000	3,097
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	4,520	4,641
Student Loan Acquisition Auth., Student Loan Rev. Ref. Bonds, Series 1999-A-1, AMT, 5.45% 2011	1,675	1,766
Westpark Community Facs. Dist., Dist. G.O. Bonds (Town of Buckeye), Series 2006, 5.25% 2031	725	730
		18,457

ARKANSAS — 0.25%
Washington County, Hospital Rev. Ref. Bonds (Washington Regional Medical Center), Series 2005-B, 5.00% 2013	2,465	2,562
Washington County, Hospital Rev. Ref. Bonds (Washington Regional Medical Center), Series 2005-B, 5.00% 2019	2,635	2,724
		5,286

CALIFORNIA — 10.20%
Community Facs. Dist. No. 1, Adelanto Elementary School Dist., Special Tax Bonds, Series 2006, 5.40% 2036	1,000	1,015
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	3,500	3,677
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Series B, 5.80% 2011	1,330	1,382
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2020	1,020	1,035
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2037	2,840	2,867
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.), Series 2001-A, 6.125% 2020	3,000	3,239
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.), Series 2003-C, 5.375% 2021	1,500	1,591
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1998-A, 6.10% 2017	1,650	1,680
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation), Series 1998, 5.125% 2013	3,500	3,567
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation), Series 1998, 5.125% 2018	1,000	1,017
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	1,000	1,086
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	1,000	1,007
City of Chino Hills, Community Facs. Dist. No. 10 (Fairfield Ranch), Special Tax Bonds, 6.95% 2030	1,000	1,086
City of Chula Vista, Community Facs. Dist. No. 12-I, Special Tax Bonds (McMillin Otay Ranch Village Seven), Series 2005, 5.25% 2030	2,135	2,185
City of Chula Vista, Community Facs. Dist. No. 97-3, Special Tax Bonds (Otay Ranch McMillin Spa One), Series 1999, 6.05% 2029	1,415	1,522
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-B, AMT, 5.00% 2027	1,250	1,316
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1997-A, AMT, 4.90% 2023	1,000	1,041
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	1,250	1,253
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2010	700	721
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2015	995	1,045
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds, Series 1999, 6.125% 2016	990	1,036
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024	3,000	3,217
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.50% 2015 (preref. 2009)	1,000	1,070
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.625% 2030 (preref. 2009)	1,000	1,073
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2004, 6.00% 2034	2,000	2,131
G.O. Ref. Bonds 5.00% 2015	3,000	3,223
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	1,000	1,018
Veterans G.O. Bonds, Series CD, AMT, 4.55% 2029	2,000	1,950
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	4,200	4,687
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (preref. 2011)	165	170
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)	1,835	1,859
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2016	1,500	1,581
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2020	1,000	1,044
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Two, 5.00% 2017	1,000	1,017
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2020	620	630
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1, Special Tax Bonds
(Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.375% 2036	3,000	3,077
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,000	1,076
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.25% 2028	1,750	1,791
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project), Series 2003-A, 6.125% 2033	4,530	4,910
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project), Series 2004, 6.00% 2034	2,040	2,115
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2017	3,000	3,132
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2014	1,000	1,060
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, MBIA insured, 5.00% 2015	3,000	3,193
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, MBIA insured, 5.00% 2018	4,990	5,361
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized — Ridgecroft Apartments Project), Series 1997-E, AMT, 6.00% 2017	500	511
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2023	2,430	2,544
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.25% 2026	1,000	1,023
Northstar Community Services Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.55% 2036	5,000	5,174
Northstar Community Services Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2006, 5.00% 2026	1,000	1,009
Northstar Community Services Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2006, 5.00% 2037	1,500	1,510
Community Facs. Dist. No. 2001-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2002-A, 6.00% 2025 (preref. 2010)	1,000	1,087
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.00% 2017	1,000	1,021
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.55% 2033	1,500	1,550
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.20% 2034	1,000	1,024
City of Oxnard, Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay), Special Tax Bonds, Series 2005, 5.00% 2022	1,000	1,010
City of Pasadena, Certs. of Part. (Conference Center Project, Capital Appreciation Certificates), Series 2006-A, AMBAC insured, 0% 2020	4,815	2,728
City of Pasadena, Certs. of Part. (Conference Center Project, Capital Appreciation Certificates), Series 2006-A, AMBAC insured, 0% 2021	4,145	2,241
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-A, AMT, MBIA insured, 5.35% 2016	2,000	2,134
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of California, Inc. Project), BFI Corp. Guarantee, Series 1996-A, AMT, 5.80% 2016	3,000	2,991
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002-B, AMT, 5.00% 2027	2,000	2,065
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003-A, AMT, 5.00% 2038 (put 2013)	2,000	2,068
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2005-C, AMT, 5.125% 2023	3,000	3,149
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (USA Waste Services, Inc. Project), Series 1998-A, AMT, 5.10% 2018 (put 2008)	1,000	1,012
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002-A, AMT, 5.00% 2022	2,000	2,085
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds, Series 1998, 6.75% 2015	2,800	2,960
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II), Series 2003-C, 5.50% 2015	3,225	3,518
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II), Series 2003-C, 5.50% 2018	1,000	1,093
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2021	2,500	2,645
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex), Series 2005-A, 5.00% 2016	1,000	1,069
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex), Series 2005-A, 5.00% 2017	2,500	2,664
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Issue of 2005, AMT, FSA insured, 5.00% 2015	2,120	2,220
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Issue of 2005, AMT, FSA insured, 5.00% 2016	2,225	2,316
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Issue of 2005, AMT, FSA insured, 5.00% 2017	2,240	2,329
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.00% 2023	1,040	1,049
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.), Series 2005, 5.70% 2024	1,000	1,040
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.), Series 2005, 5.85% 2035	2,000	2,111
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds (Improvement Area No. 2), Series 2005-A, 5.25% 2035	1,200	1,226
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2025	1,000	1,003
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2003-C, 6.00% 2028	1,500	1,611
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2003-C, 6.00% 2033	2,000	2,147
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.125% 2014	250	257
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021	500	513
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026	1,000	1,097
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 6.00% 2009	940	969
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 6.25% 2012	945	975
San Diego Unified Port Dist., Rev. Bonds, Series A, AMT, MBIA insured, 5.00% 2012	1,490	1,565
San Diego Unified Port Dist., Rev. Bonds, Series A, AMT, MBIA insured, 5.00% 2014	1,650	1,752
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds, Series 1999, 6.10% 2014	2,390	2,537
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 4.50% 2011[2]	1,000	988
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 4.875% 2016[2]	3,000	2,996
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 5.00% 2020[2]	2,700	2,713
Community Facs. Dist. No. 2002-1, Saugus Union School Dist., Special Tax Bonds, Series 2003, 6.00% 2033	1,000	1,061
South Tahoe Joint Powers Fncg. Auth., Bond Anticipation Notes (South Tahoe Redev. Project Area No. 1), Series 2003-B, 5.125% 2009	1,000	1,001
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-1, AMT, 5.05% 2025 (put 2008)	7,000	7,090
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-3, 5.10% 2025 (put 2010)	5,000	5,124
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.25% 2024	1,440	1,513
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-H, 5.25% 2025	1,340	1,407
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	3,600	3,516
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2019	2,830	2,992
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2029	4,030	4,208
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2020	2,640	2,774
Talega-Capistrano Unified School Dist., Community Facs. Dist. No. 90-2, Special Tax Bonds, Series 2003, 6.00% 2033	2,410	2,558
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds, Series 2003, 5.80% 2026	1,000	1,052
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds, Series 2003, 5.90% 2034	2,500	2,638
Community Facs. Dist. No. 88-12, Temecula (Ynez Corridor), Special Tax Ref. Bonds, Series 1998-A, 5.35% 2009	940	960
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	910	976
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017 (preref. 2012)	1,000	1,106
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.375% 2022 (preref. 2012)	2,000	2,177
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2016 (preref. 2012)	1,000	1,095
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2014	3,000	3,329
City of West Sacramento, Community Facs. Dist. No. 16 (Bridgeway Lakes), Special Tax Bonds, 6.00% 2033 (preref. 2011)	1,000	1,099
		217,728

COLORADO — 4.42%
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project), Capital Appreciation Bonds, Series 2000-B, 0% 2034 (preref. 2010)	7,500	1,077
City of Black Hawk, Device Tax Rev. Ref. Bonds, Series 2006-A, 5.00% 2010	250	255
City of Black Hawk, Device Tax Rev. Ref. Bonds, Series 2006-A, 5.00% 2013	595	611
City of Black Hawk, Device Tax Rev. Ref. Bonds, Series 2006-A, 5.00% 2014	355	365
City of Black Hawk, Device Tax Rev. Ref. Bonds, Series 2006-A, 5.00% 2018	600	611
Copperleaf Metropolitan Dist. No. 2 (Arapahoe County), Limited Tax G.O. Bonds, Series 2006, 5.95% 2036	2,000	2,064
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 6.125% 2037	2,000	2,046
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC insured, 5.00% 2011	1,000	1,044
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC insured, 5.00% 2012	1,500	1,573
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds, Series 1999, 6.70% 2019	3,500	3,663
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project),
Series 1997-A, 6.20% 2012 (preref. 2007)	1,000	1,030
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project),
Series 1997-A, 6.45% 2021 (preref. 2007)	2,000	2,062
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Brighton Charter School Project), Series 2006, 6.00% 2036	1,700	1,662
Educational and Cultural Facs. Auth., Rev. Bonds (Cerebral Palsy of Colorado Project), Series 2006-A, 6.25% 2036	1,275	1,319
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2000, 6.60% 2016	385	423
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2002, 5.90% 2027	1,830	1,967
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2006, 5.25% 2024	3,880	4,084
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2006, 5.25% 2036	1,850	1,930
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2000, 6.60% 2016 (preref. 2010)	615	685
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.25% 2021 (preref. 2011)	2,095	2,218
Health Facs. Auth., Rev. Bonds (Christian Living Communities Project), Series 2006-A, 5.75% 2026	2,100	2,205
Health Facs. Auth., Rev. Bonds (Christian Living Communities Project), Series 2006-A, 5.75% 2037	2,750	2,875
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2033	1,000	1,086
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2014	1,320	1,367
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2015	1,150	1,193
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2017	1,485	1,533
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2018	2,095	2,157
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	11,000	11,136
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-B-2, AMT, 7.00% 2026	35	35
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds, Series 2003, 8.00% 2025	8,500	9,415
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds, Series 2005, 8.125% 2025	5,000	5,037
Lincoln Park Metropolitan Dist. (Douglas County), G.O. Limited Tax Ref. and Improvement Bonds, Series 2001, 7.75% 2026	2,925	3,185
North Range Metropolitan Dist. No. 1 (City of Commerce, Adams County), Limited Tax G.O. Bonds, Series 2001, 7.25% 2031	995	1,071
Prairie Center Metropolitan Dist. No. 3 (City of Brighton, Adams County),
Limited Property Tax Supported Primary Improvements Rev. Bonds, Series 2006-A, 5.40% 2031	2,750	2,779
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds (Rampart Range Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026	7,315	8,014
Sorrel Ranch Metropolitan Dist. (City of Aurora, Arapahoe County), Limited Tax G.O. Bonds, Series 2006, 5.75% 2036	2,890	2,954
Traditions Metropolitan Dist. No. 2 (City of Aurora), G.O. (Limited Tax Convertible to Unlimited Tax) Bonds, Series 2006, 5.75% 2036	1,190	1,187
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds, Series 2001, 7.50% 2031 (preref. 2009)	3,980	4,264
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Ref. Bonds, Series 2006-B, 6.625% 2040	2,250	2,278
		94,460

CONNECTICUT — 1.40%
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project), Series 1993-A, 5.85% 2028	1,375	1,443
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project), Series 1993-B, AMT, 5.95% 2028	1,500	1,568
Higher Education Supplemental Loan Auth., Rev. Bonds (Connecticut Family Education Loan Program), Series 2005-A, AMT, MBIA insured, 4.25% 2019	1,000	998
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011 (preref. 2007)[2]	1,485	1,524
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-A, 5.50% 2036[2]	1,500	1,580
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.60% 2009[2]	1,000	1,026
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.75% 2018[2]	3,000	3,078
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2001, 6.00% 2016	6,100	6,451
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2001, 6.25% 2021	3,000	3,202
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2001, 6.25% 2031	2,000	2,128
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2003, 5.50% 2013	1,680	1,750
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2003, 5.25% 2033	5,000	5,167
		29,915

DISTRICT OF COLUMBIA — 0.25%
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2004-B, AMT, FSA insured, 5.00% 2034	5,175	5,374

FLORIDA — 13.33%
Arborwood Community Dev. Dist. (City of Fort Myers), Capital Improvement Rev. Bonds (Centex Homes Project), Series 2006-B, 5.25% 2016	3,895	3,945
Arborwood Community Dev. Dist. (City of Fort Myers), Capital Improvement Rev. Bonds (Centex Homes Projects), Series 2006-B-2, 5.10% 2016	2,250	2,257
Ave Maria Stewardship Community Dist. (Collier County), Bond Anticipation Bonds, Series 2006, 4.80% 2012	3,000	3,014
Ave Maria Stewardship Community Dist. (Collier County), Capital Improvement Rev. Bonds, Series 2006-A, 5.125% 2038	2,000	2,006
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 4.875% 2015	1,800	1,791
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,715	1,724
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project), Series 2002-B, 7.00% 2014	740	810
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project), Series 2002-B, 7.25% 2033	2,205	2,388
Belmont Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2006-B, 5.125% 2014	1,000	1,011
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
(Capital Projects Loan Program — Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032 (preref. 2012)	5,400	6,412
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
(Capital Projects Loan Program — Glenridge on Palmer Ranch Project), Series 2002-B, 7.625% 2032 (preref. 2009)	2,500	2,690
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-A, 6.25% 2020	3,680	3,810
Charlotte County, Tern Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005-B, 5.00% 2015	2,000	2,027
City Center Community Dev. Dist., Special Assessment Rev. Bonds (Polk County), Series 2005-A, 6.125% 2036	5,500	5,656
Concorde Estates Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2004-B, 5.00% 2011	595	594
Connerton West Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2007-B, 5.125% 2016	2,500	2,511
Creekside Community Dev. Dist. (St. Lucie County), Special Assessment Bonds, Series 2006, 5.20% 2038	1,500	1,514
East Homestead Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2006-B, 5.00% 2011	985	994
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012	1,000	1,069
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2013	2,000	2,154
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2014	1,000	1,084
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program), Series 2006-A, AMT, 4.80% 2038	7,000	7,019
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2004-B, 5.125% 2009	465	465
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B, 7.375% 2031	985	1,061
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds, Series 2000-C, 7.10% 2030	7,355	7,860
Gateway Services Community Dev. Dist., Special Assessment Bonds (Sun City Center Fort Myers Project), Series 2003-B, 5.50% 2010	680	682
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds, Series 2004-B, 5.00% 2009	150	150
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-A, 7.00% 2033	950	1,039
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-B, 6.25% 2009	150	150
Groves Community Dev. Dist. (Pasco County), Special Assessment Rev. Bonds, Series 2000-B, 7.625% 2008	330	334
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2001-B, 6.35% 2010	1,165	1,169
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	4,395	4,817
Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2005, 5.60% 2036	1,300	1,334
Heritage Harbour South Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2002-B, 5.40% 2008	25	25
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2011	2,000	2,101
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2016	1,200	1,262
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2018	2,000	2,093
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2018	3,000	3,182
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2023	2,000	2,108
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2013 (preref. 2012)	3,535	3,747
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2002-B, 5.25% 2023 (preref. 2012)	2,500	2,682
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project), Series 2003-A, 5.00% 2012	1,000	1,045
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project), Series 2003-A, 5.00% 2013	1,500	1,573
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project), Series 2003-A, 5.00% 2018	3,795	3,935
Huntington Community Dev. Dist., City of Miramar, Special Assessment Bonds, Series 2004-B, 5.00% 2009	1,780	1,780
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2020	3,485	3,673
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project) Series 2006-A, 5.00% 2024	2,000	2,066
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2001-A, 7.40% 2032	810	880
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2001-B, 6.40% 2011	185	186
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2003-B, 5.40% 2008	375	376
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 5.60% 2037	930	946
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010	3,515	3,492
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 4.875% 2010	2,000	1,987
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 5.375% 2036	3,000	3,010
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-B, 5.00% 2011	5,250	5,229
Lake Powell Residential Golf Community Dev. Dist. (Bay County), Special Assessment Rev. Bonds, Series 2000-B, 7.00% 2010	350	353
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2022	2,235	2,331
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2032	3,000	3,085
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project), Series 2006, 5.40% 2037	1,000	1,005
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	3,320	3,362
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006-B, 5.00% 2013	3,435	3,443
Landmark at Doral Community Dev. Dist. (City of Doral), Special Assessment Bonds, Series 2006-A, 5.50% 2038	1,000	1,018
Landmark at Doral Community Dev. Dist. (City of Doral), Special Assessment Bonds, Series 2006-B, 5.20% 2015	5,000	5,058
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 1997-A, 6.25% 2017	2,500	2,566
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.25% 2007	1,000	1,007
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2009	1,800	1,845
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2011	500	520
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2013	1,410	1,462
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2014	1,535	1,590
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2015	500	518
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2021	3,800	3,895
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2029	1,250	1,278
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.00% 2032	2,000	2,007
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.125% 2036	2,250	2,286
Lee County, Solid Waste System Rev. Bonds, Series 2006-A, AMT, AMBAC insured, 5.00% 2016	4,535	4,829
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured, 5.25% 2009	1,500	1,552
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured, 5.625% 2013	4,000	4,255
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-A, 7.65% 2032	2,910	3,159
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	4,825	5,264
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2001-A, 6.85% 2033	2,110	2,269
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-1, 4.80% 2009	1,705	1,704
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-B, 5.00% 2009	355	355
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2003-B, 5.125% 2007	250	250
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036	2,000	2,109
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004, AMT, 4.00% 2018 (put 2009)	1,000	991
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2003-D, AMT, MBIA insured, 5.25% 2014	1,000	1,067
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2005-B, AMT, XLCA insured, 5.00% 2018	4,000	4,204
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2005-B, AMT, XLCA insured, 5.00% 2020	4,000	4,186
School Board of Miami-Dade County, Certs. of Part., Series 2003-B, MBIA insured, 5.00% 2031 (put 2011)	1,000	1,042
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Infrastructure Project), Series 2004-B, 6.50% 2037	2,000	2,205
Monterra Community Dev. Dist. (Cooper City), Special Assessment Bonds, Series 2005-A, 5.50% 2036	6,000	6,093
New Port Tampa Bay Community Dev. Dist., Special Assessment Bonds (City of Tampa), Series 2006-A, 5.875% 2038	1,500	1,551
North Springs Improvement Dist. (Broward County), Special Assessment Bonds (Heron Bay Project), Series 1997, 7.00% 2019	2,370	2,422
North Springs Improvement Dist. (Broward County), Special Assessment Bonds
(Parkland Golf and Country Club Assessment Area), Series 2005-A-1, 5.45% 2026	4,000	4,102
North Springs Improvement Dist. (Broward County), Special Assessment Bonds (Parkland Isles Project), Series 1997-A, 7.00% 2019	1,000	1,022
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B), Series 1999, 5.85% 2013 (preref. 2009)	635	660
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.80% 2026	3,250	3,337
Palm Coast Park Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds, Series 2006, 5.70% 2037	3,780	3,868
Parklands Lee Community Dev. Dist. (Bonita Springs), Special Assessment Bonds, Series 2005-B, 5.125% 2011	1,055	1,057
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010	2,265	2,261
Pine Air Lakes Community Dev. Dist., Collier County, Special Assessment Rev. Bonds, Series 2002, 7.25% 2033	2,410	2,673
River Hall Community Dev. Dist. (Lee County), Capital Improvement Rev. Bonds, Series 2005, 5.45% 2036	4,500	4,544
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2013	2,055	2,087
Shingle Creek Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2006, 6.10% 2025	4,000	4,246
Shingle Creek Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2006, 6.125% 2037	4,000	4,223
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2002, 6.90% 2033	3,845	4,229
South Village Community Dev. Dist. (Clay County), Capital Improvement Rev. Bonds, Series 2005-A, 5.70% 2035	985	1,016
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special Assessment Rev. Bonds, Series 2000-B, 6.45% 2010	120	121
Tison’s Landing Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005-B, 5.00% 2011	2,000	2,010
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,000	1,013
Town Center at Palm Coast Community Dev. Dist. (City of Palm Coast, Flagler County), Capital Improvement Rev. Bonds, Series 2005, 6.00% 2036	2,965	3,091
Turnbull Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2005, 5.80% 2035	1,975	2,051
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-A, 5.55% 2036	5,740	5,879
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-B, 5.25% 2016	1,300	1,339
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2001-A, 6.95% 2033	3,365	3,634
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2004, 6.00% 2020	1,000	1,085
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-A, 6.75% 2034	1,000	1,094
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-B, 5.95% 2012	120	121
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2001-B, 6.25% 2010	175	176
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2), Series 2005, 5.35% 2015	2,640	2,728
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2), Series 2005, 5.80% 2036	6,000	6,254
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 3), Series 2006, 5.50% 2037	1,500	1,510
Winter Garden Village at Fowler Groves Community Dev. Dist. (City of Winter Garden), Special Assessment Bonds, Series 2006, 5.65% 2037	2,000	2,099
		284,585

GEORGIA — 1.28%
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2004-J, FSA insured, 5.00% 2034	3,500	3,652
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.75% 2014	900	989
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.90% 2024	5,000	5,534
City of Atlanta, Tax Allocation Bonds (Eastside Project), Series 2005-A, AMT, 5.625% 2016	1,750	1,798
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project), Series 2007, 5.00% 2018	1,500	1,551
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project), Series 2007, 5.125% 2027	2,000	2,053
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project), Series 2007, 5.125% 2037	3,500	3,577
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2018	2,000	2,144
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University Foundation Property III, LLC Student Housing System Project), Series 2004, 6.00% 2012	1,790	1,946
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University Foundation Property III, LLC Student Housing System Project), Series 2004, 5.00% 2015	1,000	1,047
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University Foundation Property III, LLC Student Housing System Project), Series 2004, 5.25% 2019	2,750	2,933
		27,224

GUAM — 0.05%
Guam Education Fncg. Foundation, Certs. of Part. (Guam Public School Facs. Project), Series 2006-A, 5.00% 2023	1,000	1,054

IDAHO — 1.18%
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1997-H-2, AMT, 5.40% 2010	215	217
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1997-I-2, AMT, 5.55% 2010	115	116
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-B-2, AMT, 5.20% 2011	180	181
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1999-B-2, AMT, 5.00% 2013	325	326
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1999-D-3, AMT, 5.15% 2013	340	341
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1999-G, AMT, 5.75% 2014	180	182
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-B, Class III, AMT, 5.75% 2020	1,430	1,446
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-E, Class III, AMT, 5.40% 2021	1,075	1,100
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-F, Class III, AMT, 5.30% 2021	1,215	1,237
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-C, Class III, AMT, 5.50% 2021	1,110	1,150
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-E, Class III, AMT, 5.30% 2022	1,010	1,038
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-B, Class III, AMT, 5.10% 2023	925	940
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023	875	856
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023	1,440	1,474
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2004-A, Class III, AMT, 4.75% 2024	1,290	1,291
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2004-B, Class III, AMT, 5.40% 2024	1,990	2,055
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-B, Class III, AMT, 5.00% 2025	1,970	1,978
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-C, Class III, AMT, 4.80% 2026	1,000	992
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-D, Class III, AMT, 4.90% 2026	1,235	1,236
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-F, Class III, AMT, 5.00% 2026	1,195	1,224
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2006-D, Class III, AMT, 5.20% 2027	3,155	3,192
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2006-F, Class III, AMT, 4.80% 2028	1,400	1,400
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-A, Class III, AMT, 4.85% 2028	1,195	1,197
		25,169

ILLINOIS — 6.53%
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds (Forest City Project), Series 2005, 0%/5.90% 2027[3]	6,000	6,099
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.375% 2016	1,500	1,592
City of Chicago, G.O. Bonds (Emergency Telephone System), Ref. Series 1999, FGIC insured, 5.25% 2020	1,000	1,116
City of Chicago, Gas Supply Rev. Ref. Bonds (Peoples Gas Light and Coke Co. Project),
Series 2000-B, 4.75% 2030 (put 2014)	1,000	1,022
City of Chicago, Midway Airport Rev. Bonds, Series 2001-A, AMT, FSA insured, 5.50% 2015	2,000	2,122
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2001-C, AMT, AMBAC insured, 5.50% 2015	4,030	4,270
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2001-E, AMT, AMBAC insured, 5.50% 2016	2,340	2,476
City of Chicago, Special Assessment Improvement Bonds (Lakeshore East Project), Series 2002, 6.75% 2032	2,000	2,165
Village of Deerfield, Lake and Cook Counties, Educational Fac. Rev. Bonds (Chicagoland Jewish High School Project), Series 2006, 5.85% 2026	500	511
Village of Deerfield, Lake and Cook Counties, Educational Fac. Rev. Bonds (Chicagoland Jewish High School Project), Series 2006, 6.00% 2041	790	806
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project), Series 2006, 5.40% 2016	550	573
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project), Series 2006, 5.625% 2036	3,650	3,808
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.45% 2036 (put 2014)	1,790	1,804
Educational Facs. Auth., Rev. Bonds (Loyola University of Chicago), Series 2003-A, 5.00% 2026	1,215	1,260
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 6.625% 2017 (preref. 2012)	2,500	2,855
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 6.00% 2022 (preref. 2012)	1,000	1,113
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 6.25% 2030 (preref. 2012)	6,000	6,747
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 6.25% 2034	3,000	3,018
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-B, 5.25% 2019	4,500	4,727
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.00% 2025	2,250	2,341
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.125% 2038	9,000	9,427
Fin. Auth., Rev. Bonds (Landing at Plymouth Place Project), Series 2005-A, 6.00% 2037	2,500	2,658
Fin. Auth., Rev. Bonds (Resurrection Health Care), Series 2005-A, 3.75% 2015 (put 2009)	1,500	1,490
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2026	1,000	1,053
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2038	2,000	2,099
Fin. Auth., Rev. Ref. Bonds (Chicago Charter School Project), Series 2006, 5.00% 2021	1,000	1,029
Fin. Auth., Rev. Ref. Bonds (Chicago Charter School Project), Series 2006, 5.00% 2026	1,000	1,021
Fin. Auth., Rev. Ref. Bonds (Chicago Charter School Project), Series 2006, 5.00% 2036	3,500	3,549
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2016	1,235	1,354
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2011	1,000	1,042
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2016	1,785	1,894
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 5.75% 2014	750	758
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 6.00% 2020	1,000	1,018
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2027	3,000	3,064
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2037	3,500	3,546
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2017	1,020	1,070
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2008	2,500	2,555
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 4.50% 2026	1,500	1,456
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2005, AMT, 5.05% 2029	2,000	2,043
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028	295	303
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2008	1,000	1,023
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2014	1,500	1,536
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018	500	512
Health Facs. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2002, 6.25% 2017	5,000	5,517
Health Facs. Auth., Rev. Bonds (Friendship Village of Schaumburg), Series 1997-A, 5.25% 2018 (preref. 2007)	2,000	2,059
Health Facs. Auth., Rev. Bonds (Lutheran Senior Ministries Obligated Group — Lutheran Hillside Village Project), Series 2001-A, 7.375% 2031 (preref. 2011)	1,500	1,728
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 6.25% 2019 (preref. 2009)	1,500	1,612
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002, 5.75% 2022 (preref. 2012)	3,000	3,296
Health Facs. Auth., Rev. Bonds (Villa St. Benedict Project), Series 2003-A-1, 6.90% 2033	5,700	6,302
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.70% 2011	110	113
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.80% 2016	435	447
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.70% 2011 (preref. 2007)	390	402
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.80% 2016 (preref. 2007)	780	804
Health Facs. Auth., Rev. Ref. Bonds (Edward Hospital Project), Series 1993-A, 6.00% 2019	1,000	1,012
Housing Dev. Auth., Housing Bonds (Sunrise Apartments), Series 2006-D, AMT, 4.85% 2026	1,955	1,967
Housing Dev. Auth., Housing Bonds (Sunrise Apartments), Series 2006-D, AMT, 5.00% 2042	1,665	1,682
Housing Dev. Auth., Housing Bonds, Series G, 4.20% 2015	1,290	1,296
Housing Dev. Auth., Housing Bonds, Series G, 4.30% 2016	500	505
Housing Dev. Auth., Housing Bonds, Series G, 4.55% 2021	825	825
Housing Dev. Auth., Housing Bonds, Series G, 4.80% 2032	1,000	1,003
Housing Dev. Auth., Multi-family Housing Rev. Bonds (GNMA Collateralized — Lifelink Developments),
Series 2006, AMT, 4.70% 2026	5,480	5,579
Village of Lincolnshire, Special Service Area No. 1, Special Tax Bonds (Sedgebrook Project), Series 2004, 6.25% 2034	1,850	1,970
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Bonds (Lakewood Creek Project),
Series 2001, 7.75% 2030 (preref. 2011)	3,816	4,384
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Ref. Bonds (Lakewood Creek Project),
Series 2006, RADIAN insured, 4.70% 2030	1,000	977
		139,405

INDIANA — 2.18%
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15), Series 1997-A, 5.75% 2011	1,000	1,037
City of Fort Wayne, Pollution Control Rev. Ref. Bonds (General Motors Corp. Project), Series 2002, 6.20% 2025	7,375	7,593
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group), Series 2006-A, 5.00% 2036	2,500	2,565
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group), Series 2006-A, 5.00% 2039	2,000	2,047
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group), Series 2006-B, 5.00% 2023	3,500	3,616
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2009	1,000	1,046
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015 (preref. 2012)	1,000	1,093
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.00% 2019 (preref. 2012)	3,450	3,681
Trustees of Indiana University, Student Fee Bonds, Series O, FGIC insured, 5.375% 2016	2,000	2,214
Indianapolis Airport Auth., Special Fac. Rev. Bonds (United Air Lines, Inc., Indianapolis Maintenance Center Project), Series 1995-A, AMT, 6.50% 2031[1]	3,500	433
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	12,000	12,621
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2004-I, AMT, MBIA insured, 5.25% 2014	2,000	2,138
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2015	2,000	2,112
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2016	2,000	2,119
St. Joseph County, Econ. Dev. Rev. Bonds (Holy Cross Village at Notre Dame Project), Series 2006-A, 6.00% 2026	230	245
St. Joseph County, Econ. Dev. Rev. Bonds (Holy Cross Village at Notre Dame Project), Series 2006-A, 6.00% 2038	500	529
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2021	1,375	1,438
		46,527

IOWA — 1.35%
City of Coralville, Certs. of Part. (Coralville Marriott Hotel and Convention Center), Series 2006-D, 5.25% 2026	1,000	1,060
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-B, AMBAC insured, 6.00% 2027	2,000	2,156
Fin. Auth., Single-family Mortgage Bonds, Series 2006-E, AMT, 5.50% 2036	1,495	1,584
Higher Education Loan Auth., Private College Fac. Rev. and Ref. Bonds (Iowa Wesleyan College Project), Series 2006, 5.375% 2034	1,200	1,241
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Waldorf College Project), 7.375% 2019 (preref. 2010)	9,420	10,549
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Wartburg College Project), Series 2005-B, 5.55% 2037	9,870	10,152
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014 (preref. 2011)	2,000	2,147
		28,889

KANSAS — 0.38%
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. — Southridge Project), Series 2002-C, 6.875% 2032	1,000	1,084
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project), Series 2006, 5.125% 2028	1,570	1,583
City of Salina, Hospital Ref. and Improvement Rev. Bonds (Salina Regional Health Center, Inc.), Series 2006, 4.625% 2031	1,500	1,467
Sedgwick County and Shawnee County, Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program), Series 2006-A, AMT, 5.55% 2038	2,000	2,142
Unified Government of Wyandotte County/Kansas City, Transportation Dev. Dist. Sales Tax Rev. Bonds (Legends at Village West Project), Series 2006, 4.60% 2016	1,910	1,909
		8,185

KENTUCKY — 0.43%
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.60% 2008	1,000	1,010
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.80% 2012	1,000	1,020
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.85% 2017	7,000	7,141
		9,171

LOUISIANA — 1.56%
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.20% 2028	5,000	5,082
Village of Hodge, Combined Utility System Rev. Ref. Bonds (Stone Container Corp. Project), Series 2003, AMT, 7.45% 2024	4,000	5,034
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co. Project), Series 2001-A, 5.25% 2013	2,500	2,641
Public Facs. Auth., Rev. Ref. Bonds (Pennington Medical Foundation Project), Series 2006, 5.00% 2026	2,875	2,976
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	16,835	17,622
		33,355

MAINE — 0.22%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003, AMT, 4.65% 2016	$1,500	$1,509
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A, 7.50% 2019 (preref. 2009)	900	956
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A, 7.55% 2029 (preref. 2009)	2,000	2,126
		4,591

MARYLAND — 1.75%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	2,710	2,780
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	2,000	2,029
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009)	990	1,083
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-B, 5.875% 2039	1,500	1,590
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-F, AMT, 6.00% 2039	2,500	2,678
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	990	1,146
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,500	3,598
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030	3,000	3,076
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 6.25% 2030	1,000	1,025
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	7,000	7,186
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2012	1,000	1,045
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	2,590	2,853
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.375% 2024	2,000	2,125
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized — Langley Gardens Apartments Project), Series 1997-A, 5.75% 2029	1,000	1,035
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,900	1,924
Prince George’s County, Special Obligation Bonds (Woodview Village Phase II Subdistrict),
Series 2002, 7.00% 2032 (preref. 2012)	1,936	2,255
		37,428

MASSACHUSETTS — 0.66%
Dev. Fin. Agcy., Resource Recovery Rev. Bonds (Waste Management, Inc. Project),
Series 1999-B, AMT, 6.90% 2029 (put 2009)	1,000	1,068
Dev. Fin. Agcy., Rev. Bonds (Eastern Nazarene College Issue), Tax-Exempt Series 1999, 5.625% 2029	4,150	4,237
G.O. Bonds, Consolidated Loan of 2001, Series D, 5.50% 2017	5,000	5,654
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series C, 6.00% 2015	1,000	1,089
Housing Fin. Agcy., Housing Bonds, Series 2006-D, AMT, 4.625% 2026	2,060	2,031
		14,079

MICHIGAN — 3.18%
Certs. of Part. (New Center Dev. Inc.), Series 2004-A, MBIA insured, 5.00% 2031 (put 2011)	1,750	1,836
Econ. Dev. Corp. of the Township of Cornell, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Escanaba Paper Co. Project), Series 2002, 5.875% 2018 (preref. 2012)	2,000	2,198
Econ. Dev. Corp. of the County of Delta, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Escanaba Paper Co. Project), Series 2002-A, 6.25% 2027 (preref. 2012)	2,000	2,227
City of Flint, Hospital Building Auth., Rev. Ref. Bonds (Hurley Medical Center), Series 1998-A, 5.00% 2008	1,385	1,383
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2018	1,500	1,502
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2028	2,750	2,752
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.25% 2014	405	408
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 5.00% 2016	445	470
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.00% 2017	460	449
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.10% 2018	480	468
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.125% 2019	225	219
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-P, AMT, AMBAC insured, 4.50% 2017	5,000	5,103
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-Q, AMT, AMBAC insured, 4.75% 2017	3,000	3,060
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-Q, AMT, AMBAC insured, 4.95% 2026	2,500	2,571
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group), Series 1998-A, 5.125% 2018	1,550	1,563
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit), Series 1995, 6.00% 2008	225	227
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated Group), Series 1998-A, 5.30% 2013	1,000	1,011
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2016 (preref. 2013)	2,500	2,722
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series 1994-A, 6.00% 2014	1,000	1,000
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2002-C, 5.375% 2023	1,500	1,592
Housing Dev. Auth., Single-family Mortgage Rev. Bonds, Series 2001-A, AMT, MBIA insured, 5.30% 2016	2,110	2,175
Econ. Dev. Corp. of the County of Midland, Pollution Control Limited Obligation Rev. Ref. Bonds (Midland Cogeneration Project), Series 2000-A, AMT, 6.875% 2009	15,865	16,287
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.375% 2026	1,250	1,309
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2010	1,330	1,366
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2014	1,600	1,670
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2015	1,710	1,782
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2017	2,425	2,516
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Dow Chemical Co. Project),
Series 2003-A, AMT, 5.50% 2028 (put 2013)	3,640	3,885
Strategic Fund, Solid Waste Disposal Limited Obligation Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2004, AMT, 3.00% 2013 (put 2007)	1,000	1,000
Charter County of Wayne, Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2002-D, AMT, FGIC insured, 5.50% 2013	3,000	3,214
		67,965

MINNESOTA — 0.21%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2006-I, AMT, 5.75% 2038	3,000	3,178
Housing and Redev. Auth. of St. Paul and Minneapolis, Health Care Fac. Rev. Bonds (HealthPartners Obligated Group Project), Series 2003, 5.25% 2009	1,250	1,285
		4,463

MISSISSIPPI — 0.16%
G.O. Ref. Bonds, Series 2002-A, 5.50% 2018	1,000	1,136
G.O. Ref. Bonds, Series 2003-A, 5.25% 2017	2,000	2,216
		3,352

MISSOURI — 1.60%
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 4.50% 2021	2,000	2,010
Hawk Ridge Transportation Dev. Dist. (Lake St. Louis), Transportation Sales Tax Rev. Bonds, Series 2006-A, 4.65% 2017	2,100	2,094
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (St. Luke’s Episcopal — Presbyterian Hospitals), Series 2006, 5.00% 2018	1,600	1,675
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (St. Luke’s Episcopal — Presbyterian Hospitals), Series 2006, 5.00% 2019	2,000	2,089
Health and Educational Facs. Auth., Rev. Bonds (Lutheran Senior Services), Series 2006-B, 4.875% 2038	3,000	3,024
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.25% 2012	2,515	2,665
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2007-B, AMT, FSA insured, 5.00% 2027	5,490	5,710
Industrial Dev. Auth. of the City of St. Louis, Tax Increment Rev. Ref. Bonds (Southtown Redev. Project), Series 2006, 5.125% 2026	1,300	1,300
State Environmental Improvement and Energy Resources Auth., Water Facs. Rev. Ref. Bonds
(Missouri-American Water Co. Project), Series 2006, AMT, AMBAC insured, 4.60% 2036	10,000	9,821
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds
(Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033	3,300	3,662
		34,050

MONTANA — 0.33%
Fac. Fin. Auth., Senior Living Rev. Bonds (St. John’s Lutheran Ministries Project), Series 2006-A, 6.00% 2025	1,250	1,292
Fac. Fin. Auth., Senior Living Rev. Bonds (St. John’s Lutheran Ministries Project), Series 2006-A, 6.125% 2036	2,100	2,194
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project),
Series 1999-B, AMT, AMBAC insured, 5.125% 2034 (put 2008)	1,500	1,535
Board of Housing, Single-family Mortgage Bonds, Series 2006-B, AMT, 5.50% 2037	2,000	2,097
		7,118

NEBRASKA — 0.38%
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-C, AMT, 5.50% 2036	3,000	3,152
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-D, AMT, 5.50% 2036	4,275	4,491
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-A, 8.00% 2012	619	464
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-B, 0% 2012	7,943	79
		8,186

NEVADA — 2.86%
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), AMT, 3.25% 2031 (put 2009)	2,000	1,949
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds, Series 1999, 7.50% 2019 (preref. 2009)	10,835	12,002
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Ref. Bonds, Series 2006-B, 5.30% 2029	1,000	1,016
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)), Local Improvement Bonds, Series 2001, 6.125% 2011	1,000	1,038
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)), Local Improvement Bonds, Series 2001, 6.40% 2014	1,205	1,252
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)), Local Improvement Bonds, Series 2001, 6.50% 2015	955	993
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)), Local Improvement Bonds, Series 2001, 6.875% 2021	2,455	2,557
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 5.60% 2013	1,000	1,034
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 5.75% 2014	1,000	1,035
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 6.375% 2023	3,375	3,497
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.375% 2026	1,550	1,584
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020	245	266
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.375% 2026 (preref. 2008)	450	463
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020 (preref. 2010)	1,755	1,932
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
Limited Obligation Improvement Bonds, 5.10% 2012	895	921
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
Limited Obligation Improvement Bonds, 5.55% 2017	2,675	2,757
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.00% 2018	1,145	1,157
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.00% 2019	1,435	1,449
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2014	735	753
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2017	1,000	1,020
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.25% 2026	2,500	2,539
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.30% 2035	6,675	6,738
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds, Series 1999-A, 5.75% 2013	1,645	1,698
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds, Series 1999-A, 5.90% 2018	965	996
Housing Division, Single-family Mortgage Bonds, Series 1999-B-1, 4.95% 2012	95	95
Housing Division, Single-family Mortgage Bonds, Series 1999-D-2, AMT, 5.90% 2013	175	176
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 5.75% 2016	2,180	2,251
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds, Series 2001, 6.40% 2015	1,370	1,418
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds, Series 2001, 6.75% 2021	1,955	2,024
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-B, 5.00% 2027	2,000	2,025
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-C, 5.40% 2027	2,375	2,365
		61,000

NEW HAMPSHIRE — 0.15%
Business Fin. Auth., Pollution Control Rev. Ref. Tax-Exempt Bonds (Public Service Co. of New Hampshire Project), Series 1992-D, AMT, 6.00% 2021	2,000	2,071
Health and Education Facs. Auth., Rev. Bonds (Exeter Hospital Obligated Group Issue), Series 2001-A, 5.75% 2031	1,000	1,062
Housing Fin. Auth., Single-family Mortgage Acquisition Rev. Bonds, Series 1997-D, AMT, 5.60% 2012	125	128
		3,261

NEW JERSEY — 3.99%
Certs. of Part., Series 2004-A, 5.00% 2013	1,500	1,585
Certs. of Part., Series 2004-A, 5.00% 2014	5,500	5,850
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2014	4,500	4,857
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015	5,500	5,971
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.50% 2016	2,750	3,024
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement Dist. Project), Series 1998-A, 6.375% 2031 (preref. 2014)	3,750	4,353
Econ. Dev. Auth., First Mortgage Rev. Bonds (Fellowship Village Project), Series 1998-C, 5.50% 2018	1,000	1,023
Econ. Dev. Auth., First Mortgage Rev. Bonds (Fellowship Village Project), Series 1998-C, 5.50% 2028	1,500	1,527
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.10% 2008	1,250	1,257
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.20% 2009	1,000	1,011
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.30% 2010	1,000	1,019
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2018	1,000	1,018
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2025	1,000	1,015
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.),
Series 2001-A, 7.25% 2031 (preref. 2011)	2,250	2,566
Econ. Dev. Auth., Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.),
Series 2000-A, 8.25% 2030 (preref. 2010)	9,000	10,356
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2026	3,250	3,286
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 6.40% 2023	2,000	2,097
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 6.25% 2029	7,000	7,302
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.50% 2023	9,000	8,841
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.625% 2026	4,000	3,853
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1B, 0% 2041	30,000	4,431
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 4.375% 2019 (preref. 2013)	1,275	1,278
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2019	2,000	2,212
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2021	5,000	5,561
		85,293

NEW MEXICO — 0.51%
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Airport Road Business Center, Phase III), Series 2001-A, 8.375% 2021	2,005	2,039
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Border Industrial Park, Phase I & II), Series 2001-B, 8.875% 2021	5,065	5,132
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 5.00% 2020	3,500	3,689
		10,860

NEW YORK — 6.11%
Dormitory Auth., Catholic Health Services, Obligated Group Rev. Bonds (St. Francis Hospital Project), Series 2004, 4.00% 2009	1,000	995
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2012	2,000	2,102
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue), Series 2002-B, 6.00% 2029 (put 2012)	4,000	4,387
Town of Hempstead Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Hofstra University Civic Fac.), Series 2003, 5.25% 2019	550	580
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2007	2,000	2,032
Housing Fin. Agcy., Service Contract Obligation Rev. Ref. Bonds, Series 1997-C, 5.10% 2009	800	819
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2012	4,000	4,282
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2014	1,000	1,082
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, 5.125% 2024	2,000	2,105
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2006-B, 4.50% 2036	3,000	2,949
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 133, AMT, 6.00% 2032	905	971
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.00% 2009	2,510	2,582
City of New York, G.O. Bonds, Fiscal 2002 Series B, 5.50% 2012	3,000	3,206
City of New York, G.O. Bonds, Fiscal 2002 Series C, 5.25% 2021	1,720	1,825
City of New York, G.O. Bonds, Fiscal 2004 Series G, 5.00% 2014	7,500	7,998
City of New York, G.O. Bonds, Fiscal 2004 Series I, 5.00% 2015	5,000	5,312
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2015	2,000	2,125
City of New York, G.O. Bonds, Fiscal 2005 Series J, 5.00% 2017	2,500	2,653
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2013	1,000	1,057
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2006-C, AMT, 5.00% 2026	1,250	1,287
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.25% 2015	19,000	20,196
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.50% 2035	8,500	9,059
New York City Industrial Dev. Agcy., Rev. Bonds (Brooklyn Navy Yard Cogeneration Partners, LP Project), Series 1997, AMT, 6.20% 2022	2,835	3,072
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds
(American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	3,000	3,669
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds
(American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 8.00% 2028	7,000	8,759
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (JetBlue Airways Corp. Project),
Series 2006, AMT, 5.00% 2020	5,000	4,966
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (JetBlue Airways Corp. Project),
Series 2006, AMT, 5.125% 2030	5,480	5,468
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project), Series 2005, AMT, 5.00% 2013	3,000	3,123
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project), Series 2005, AMT, 5.50% 2014	1,535	1,650
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project), Series 2005, AMT, 5.50% 2016	2,000	2,167
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-B, 5.25%/10.00% 2029[3]	4,600	4,832
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 131, AMT, 5.00% 2009	4,525	4,649
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 146, AMT, FSA insured, 4.50% 2034	5,000	4,883
Onondaga County Industrial Dev. Agcy., Solid Waste Disposal Fac. Rev. Ref. Bonds (Solvay Paperboard LLC Project), Series 1998, AMT, 6.80% 2014	1,300	1,352
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Bonds
(Peconic Landing at Southold, Inc. Project), Series 2000-A, 8.00% 2030	2,000	2,211
		130,405

NORTH CAROLINA — 1.16%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.00% 2008	1,000	1,028
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.125% 2009	2,950	3,070
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,000	1,180
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-A, 5.20% 2010	1,000	1,035
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.55% 2014	1,000	1,045
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.70% 2017	2,000	2,097
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-D, 6.75% 2026	1,000	1,077
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.125% 2014	2,000	2,112
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2017	1,500	1,594
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014	1,750	1,901
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-F, 5.50% 2016	1,000	1,070
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 23-A, AMT, 5.00% 2036	5,000	5,149
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.50% 2020	1,000	1,076
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, 5.50% 2013	1,250	1,345
		24,779

NORTH DAKOTA — 0.01%
Housing Fin. Agcy., Rev. Bonds, Series 1998-A, AMT, 5.25% 2018	300	302

OHIO — 2.15%
City of Cleveland, Airport Special Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.70% 2019	1,500	1,544
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2015	1,520	1,574
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2016	1,685	1,747
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.95% 2037 (put 2015)	1,060	1,112
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 5.05% 2037 (put 2016)	3,250	3,438
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.50% 2031	4,000	3,872
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.75% 2036	6,000	5,963
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2005-A, AMT, 4.20% 2014	1,340	1,336
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2005-A, AMT, 4.30% 2015	1,445	1,443
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-A, AMT, 5.50% 2036	2,500	2,621
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-E, AMT, 5.375% 2037	5,000	5,320
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2013	1,075	1,152
County of Lorain, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Healthcare Partners), Series 2001-A, 5.25% 2010	1,000	1,042
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center), Series 2006, 5.25% 2018	1,020	1,080
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated Group), Series 1999, 6.75% 2018 (preref. 2010)	1,000	1,095
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated Group), Series 1999, 6.75% 2022 (preref. 2010)	1,000	1,095
City of Moraine, Solid Waste Disposal Rev. Bonds (General Motors Corp. Project), Series 1999, AMT, 5.65% 2024	1,940	1,942
Solid Waste Rev. Bonds (General Motors Corp. Project), Series 2002, AMT, 6.30% 2032	1,845	1,889
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group), Series 2000-B, 6.375% 2022	335	362
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group), Series 2000-B, 6.375% 2030	585	631
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group), Series 2000-B, 6.375% 2022 (preref. 2010)	665	730
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group), Series 2000-B, 6.375% 2030 (preref. 2010)	1,165	1,280
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Bay Shore Power Project), Series 1998-A, AMT, 5.875% 2020	3,600	3,654
		45,922

OKLAHOMA — 0.83%
Cherokee Nation, Health Care System Bonds, Series 2006, ACA insured, 4.30% 2016[2]	1,125	1,111
Cherokee Nation, Health Care System Bonds, Series 2006, ACA insured, 4.60% 2021[2]	1,500	1,506
Dev. Fin. Auth., Student Housing Rev. Bonds (Seminole State College Project), Series 2006, 5.125% 2036	2,000	2,050
Langston Econ. Dev. Auth., Rev. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project), Series 2006-A, ACA insured, 4.75% 2021	1,000	1,023
Langston Econ. Dev. Auth., Student Housing Rev. Bonds (Langston Community Dev. Corp. Project), Series 2000-A, 7.40% 2017 (preref. 2010)	2,710	3,061
Langston Econ. Dev. Auth., Student Housing Rev. Bonds (Langston Community Dev. Corp. Project), Series 2000-A, 7.75% 2030 (preref. 2010)	6,050	6,901
Tulsa County Industrial Auth., Health Care Rev. Bonds (Saint Francis Health System, Inc.), Series 2006, 5.00% 2016	1,000	1,062
Tulsa County Industrial Auth., Health Care Rev. Bonds (Saint Francis Health System, Inc.), Series 2006, 5.00% 2017	1,000	1,059
		17,773

OREGON — 0.61%
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Rev. Bonds, Series 2006-C, 4.875% 2008	1,705	1,706
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Rev. Bonds, Series 2006-C, 5.625% 2026	5,000	5,090
Facs. Auth., Rev. Bonds (Linfield College Project), Series 2005-A, 5.00% 2015	970	1,027
Gilliam County, Demand Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2002, AMT, 5.25% 2029	5,000	5,207
		13,030

PENNSYLVANIA — 2.12%
Allegheny County Airport Auth., Airport Rev. Bonds (Pittsburgh International Airport), Ref.
Series 2002-B, AMT, FGIC insured, 5.00% 2017	5,000	5,311
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.), Series 2005-A, 6.25% 2035	2,250	2,388
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-A, AMT, 5.10% 2027	1,500	1,557
Harrisburg Auth. (Dauphin County), University Rev. Bonds (Harrisburg University of Science and Technology Project), Series 2007-A, 5.40% 2016	1,500	1,511
Harrisburg Auth. (Dauphin County), University Rev. Bonds (Harrisburg University of Science and Technology Project), Series 2007-B, 6.00% 2036	5,500	5,601
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2006-93-A, AMT, 5.75% 2037	3,720	3,939
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group), Series 1998, ACA insured, 5.70% 2009	825	848
McKean County Hospital Auth., Hospital Rev. Bonds (Bradford Hospital Project), Series 2005, ACA insured, 5.00% 2016	1,000	1,048
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.00% 2021	2,000	2,105
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.125% 2028	2,000	2,109
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.25% 2035	3,000	3,174
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2015	1,000	1,055
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2022	2,610	2,713
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Hospital), Series 1997, 5.70% 2009	1,000	1,018
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998, 5.30% 2007	1,145	1,146
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998, 5.50% 2010	1,000	1,014
Redev. Auth. of the County of Washington, Redev. Bonds (Victory Centre Project — Tanger Outlet Dev.), Series 2006-A, 5.45% 2035	1,350	1,377
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.50% 2015	1,200	1,246
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.875% 2032	1,400	1,480
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian SeniorCare Obligated Group), Series 2000-B, 8.125% 2030 (preref. 2010)	4,000	4,581
		45,221

PUERTO RICO — 0.77%
Government Dev. Bank for Puerto Rico, Series 2006-C, AMT, 5.25% 2015	4,025	4,289
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)	1,500	1,607
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	8,000	8,571
Public Improvement G.O. Ref. Bonds, Series 2003-C, 5.00% 2018 (put 2008)	2,000	2,028
		16,495

RHODE ISLAND — 0.29%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2002, 6.375% 2021	130	142
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2006-A, FSA insured, 5.00% 2018	1,500	1,603
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2002, 6.375% 2021 (preref. 2012)	870	980
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2002, 6.50% 2032 (preref. 2012)	3,000	3,394
		6,119

SOUTH CAROLINA — 1.79%
Housing Fin. and Dev. Auth. Mortgage Rev. Bonds, Series 2004-A-2, AMT, FSA insured, 5.50% 2034	1,860	1,914
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.00% 2016	3,155	3,193
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.125% 2026	1,000	1,009
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.30% 2036	2,015	2,039
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance), Series 2003-C, 6.00% 2013	2,040	2,245
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Georgetown Memorial Hospital), Series 1998, 5.75% 2010	1,345	1,411
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance),
Series 2003-C, 6.375% 2034 (preref. 2013)	3,105	3,553
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance),
Series 2003-C, 6.375% 2034 (preref. 2013)	395	450
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2006-A, 5.25% 2026	1,000	1,018
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2006-A, 5.30% 2035	2,750	2,803
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A, 5.25% 2015	6,000	6,134
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022	9,750	10,393
SCAGO Educational Facs. Corp. for Union School Dist., Installment Purchase Rev. Bonds
(School Dist. of Union County Project), Series 2006, RADIAN insured, 5.00% 2021	2,000	2,102
		38,264

SOUTH DAKOTA — 0.07%
Education Loans Incorporated, Student Loan Asset-backed Callable Notes, Series 1998-1, AMT, 4.95% 2010	1,500	1,537

TENNESSEE — 1.91%
Health, Educational and Housing Fac. Board of the City of Chattanooga, Rev. Ref. Bonds (CDFI Phase I, LLC Project), Series 2005-A, 5.00% 2015	3,080	3,153
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2016	2,500	2,676
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2018	1,600	1,719
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2006-1, AMT, 5.75% 2036	3,500	3,715
Knox County Health, Educational and Housing Facs. Board, Fort Sanders Alliance Obligated Group Hospital Rev. Bonds, Series 1990-A, MBIA insured, 6.25% 2013	1,000	1,119
Industrial Dev. Board of Maury County, Multi-Modal Interchangeable Rate Pollution Control Rev. Ref. Bonds (Saturn Corp. Project), Series 1994, 6.50% 2024	4,500	4,586
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2002, AMT, MBIA insured, 5.50% 2010	1,500	1,581
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2003, AMT, 4.50% 2014	1,000	998
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds (Methodist Healthcare), Series 2002, 6.00% 2020 (preref. 2012)	1,120	1,244
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds (Methodist Healthcare), Series 2002, 6.00% 2020 (preref. 2012)	1,880	2,089
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist Memorial Health Care), Series 2004-A, 5.00% 2020 (put 2008)	4,000	4,069
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.75% 2015 (preref. 2012)	1,520	1,737
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	1,220	1,364
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	730	816
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2032 (preref. 2012)	2,000	2,236
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2013	2,000	2,093
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2019	5,000	5,496
		40,691

TEXAS — 7.37%
Alliance Airport Auth., Inc., Special Facs. Rev. Bonds (American Airlines, Inc. Project), Series 1990, AMT, 7.00% 2011	2,500	2,662
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds, Series 1992, AMT, 7.25% 2030	7,000	7,104
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds, Series 1999, AMT, 6.375% 2035	6,000	6,200
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds, Series 2002, AMT, 8.25% 2036	4,580	5,337
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds, Series 2002, AMT, 8.40% 2036 (put 2007)	8,000	8,222
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Ref. Bonds, Series 2000-A, AMT, 9.125% 2029	5,000	6,306
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Ref. Bonds, Series 2000-A, Subseries 2, AMT, 9.00% 2029 (put 2015)	5,655	7,049
Angelina and Neches River Auth., Solid Waste Disposal Rev. Ref. Bonds (International Paper Co. Projects), Series 2003-A, AMT, 5.375% 2015	5,000	5,279
Austin Convention Enterprises, Inc., Convention Center Hotel Rev. Ref. Bonds, Series 2006-B, 6.00% 2011	1,005	1,044
Austin Convention Enterprises, Inc., Convention Center Hotel Rev. Ref. Bonds, Series 2006-B, 6.00% 2012	630	660
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Obligated Group Project), Series 1998, 5.25% 2028	1,000	1,020
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Dow Chemical Co. Project), Series 2002-A-3, AMT, 4.95% 2033 (put 2007)	2,000	2,006
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.20% 2033 (put 2008)	5,000	5,081
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
Series 2001-C, AMT, 5.75% 2036 (put 2011)	9,745	10,319
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Energy Co. LLC Project),
Series 2003-A, AMT, 6.75% 2038 (put 2013)	1,000	1,109
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
Series 2001-A, 5.50% 2022 (put 2011)	2,645	2,796
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
Series 2001-B, AMT, 5.75% 2030 (put 2011)	5,675	6,012
Brazos River Auth., Rev. Ref. Bonds (Reliant Energy, Inc. Project), Series 1999-A, 5.375% 2019	3,000	3,079
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds (Valero Refining and Marketing Co. Project), Series 1997-D, AMT, 5.125% 2009	5,250	5,433
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement and Ref. Bonds, Series 2001-A, AMT, FGIC insured, 5.625% 2011	2,000	2,139
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement and Ref. Bonds, Series 2001-A, AMT, FGIC insured, 5.75% 2015	1,185	1,270
G.O. Bonds (Veterans’ Housing Assistance Program), Fund II Series 2001-A-1, AMT, 4.85% 2014	1,890	1,927
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2001-A, 6.375% 2029 (preref. 2011)	3,000	3,327
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2014	1,415	1,508
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2015	1,000	1,064
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2016	2,385	2,530
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2017	1,500	1,590
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.125% 2023	3,000	3,134
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.50% 2020 (preref. 2011)	1,000	1,069
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2002, 5.50% 2017 (preref. 2012)	1,045	1,130
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.625% 2026	1,000	1,028
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project), Series 2006-A, 5.50% 2027	1,150	1,185
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project), Series 2006-A, 5.50% 2037	1,850	1,894
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 1996, 7.00% 2008	790	820
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 1996, 6.75% 2016	1,000	1,034
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2005, 5.00% 2012	1,315	1,343
City of Houston, Airport System Rev. Bonds, Series 2002-A, AMT, FSA insured, 5.625% 2018	1,825	1,955
City of Houston, Airport System Rev. Ref. Bonds, Series 2001-A, AMT, FGIC insured, 5.50% 2015	2,855	3,040
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project), Series 2001, AMT, 6.75% 2021	3,950	4,291
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project), Series 2001, AMT, 6.75% 2029	2,525	2,743
City of Houston, Health Facs. Dev. Corp. (Buckingham Senior Living Community, Inc.), Series 2004-A, 7.125% 2034	5,000	5,583
Port of Houston Auth. of Harris County, Unlimited Tax Forward Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2015	1,000	1,062
Matagorda County Navigation Dist. Number One, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project), Series 2005-B, AMT, AMBAC insured, 4.55% 2030	4,000	3,865
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.00% 2016	1,000	1,070
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2018	2,000	2,194
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, 6.00% 2021	750	793
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, RADIAN insured, 5.125% 2017	2,000	2,089
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2002, AMT, FGIC insured, 5.75% 2016	1,000	1,081
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2005, AMT, FSA insured, 5.25% 2011	1,000	1,050
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B, 5.375% 2013	1,500	1,592
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2026	2,200	2,365
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2036	1,500	1,603
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project), Series 2002-A, 5.00% 2019	2,500	2,575
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project), Series 2002-A, 5.25% 2022	2,000	2,106
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project), Series 2005-A, 5.65% 2035	1,600	1,643
		157,410

UTAH — 0.94%
Housing Corp., Single-family Mortgage Bonds, Series 2001-E-1, Class III, AMT, 5.20% 2018	1,700	1,732
Housing Corp., Single-family Mortgage Bonds, Series 2001-F-1, Class III, AMT, 4.95% 2018	1,440	1,450
Housing Corp., Single-family Mortgage Bonds, Series 2002-A-1, Class III, AMT, 5.30% 2018	720	742
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018	2,585	2,660
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018	1,095	1,126
Housing Corp., Single-family Mortgage Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019	3,115	3,123
Housing Corp., Single-family Mortgage Bonds, Series 2002-F-1, Class III, AMT, 4.625% 2019	1,845	1,828
Housing Corp., Single-family Mortgage Bonds, Series 2002-G-2, Class III, AMT, 4.875% 2019	1,440	1,433
Housing Corp., Single-family Mortgage Bonds, Series 2003-B-2, Class III, AMT, 4.85% 2024	1,460	1,481
Housing Corp., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 5.00% 2025	825	842
Housing Corp., Single-family Mortgage Bonds, Series 2004-H-1, Class III, AMT, 4.75% 2027	920	926
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or Guaranteed Mortgage Loans), 1999 Issue D, AMT, 5.60% 2013	40	40
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-G-2, Class III, AMT, 5.60% 2010	90	91
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1998-G-2, Class III, AMT, 4.90% 2012	120	121
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1999-B-2, Class III, AMT, 5.10% 2012	200	202
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1999-C-2, Class III, AMT, 5.60% 2013	165	167
Mountain Regional Water Special Service Dist. Summit County, Special Assessment Bonds
(Special Improvement Dist. No. 2002-1), Series 2003, 6.25% 2008	1,000	999
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2005, 5.00% 2022	1,100	1,143
		20,106

VERMONT — 0.19%
Educational and Health Buildings Fncg. Agcy., Hospital Rev. Bonds (Fletcher Allen Health Care Project), Series 2007-A, 4.75% 2036	4,000	3,981

VIRGIN ISLANDS — 0.10%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-C, 5.50% 2008	1,000	1,026
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2015	1,000	1,075
		2,101

VIRGINIA — 1.22%
Industrial Dev. Auth. of the Town of Amherst, Educational Facs. Rev. Ref. Bonds (Sweet Briar College), Series 2006, 4.00% 2007	400	401
Celebrate Virginia South Community Dev. Auth., City of Fredericksburg, Special Assessment Rev. Bonds (Celebrate Virginia South Project), Series 2006, 6.25% 2037	4,800	4,952
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT, 6.25% 2027 (put 2012)	1,000	1,085
Fairfax County Econ. Dev. Auth., Resource Recovery Rev. Ref. Bonds, Series A, AMT, AMBAC insured, 6.10% 2011	3,000	3,232
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 6.75% 2012 (preref. 2009)	1,500	1,633
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 7.50% 2029 (preref. 2009)	4,105	4,546
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.75% 2026	1,000	1,006
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	895	947
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026	3,960	4,105
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	1,935	2,034
Small Business Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Mary Baldwin College), Series 2005, 5.00% 2021	1,125	1,142
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026	1,000	1,064
		26,147

WASHINGTON — 1.14%
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2003-A, 5.50% 2015	2,000	2,219
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2005-A, 5.00% 2015	6,035	6,483
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2006-A, 5.00% 2016	3,515	3,787
Public Utility Dist. No. 2 of Grant County, Wanapum Hydroelectric Dev. Rev. and Ref. Bonds,
Series 2005-B, AMT, FGIC insured, 5.00% 2013	1,250	1,309
Public Utility Dist. No. 2 of Grant County, Wanapum Hydroelectric Dev. Rev. and Ref. Bonds,
Series 2005-B, AMT, FGIC insured, 5.00% 2014	1,265	1,333
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative of Puget Sound), Series 2001, AMBAC insured, 5.375% 2012	1,500	1,607
Housing Auth. of the City of Seattle, Capital Fund Program Rev. Bonds (High Rise Rehabilitation Program — Phase II), Series 2006, AMT, FSA insured, 4.55% 2025	3,915	3,832
Port of Seattle, Passenger Fac. Charge Rev. Bonds, Series 1998-B, AMT, AMBAC insured, 5.25% 2011	500	516
Port of Seattle, Rev. Bonds, Series 1999-B, AMT, FGIC insured, 5.50% 2012	1,000	1,072
Port of Seattle, Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.50% 2010	1,000	1,046
Port of Seattle, Special Fac. Rev. Bonds (SEATAC Fuel Facs. LLC), Series 2003, AMT, MBIA insured, 5.00% 2012	1,000	1,044
		24,248

WISCONSIN — 2.19%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.50% 2010	750	779
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012	1,500	1,606
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	14,065	15,049
City of Franklin, Regional Solid Waste Fin. Commission, Demand Solid Waste Disposal Rev. Bonds
(Waste Management of Wisconsin, Inc. Project), Series 2003-A, AMT, 4.95% 2016	3,750	3,905
City of Franklin, Solid Waste Disposal Rev. Bonds (Waste Management of Wisconsin, Inc. Project), Series 2006-A, AMT, 4.95% 2016 (put 2016)	5,000	5,203
Health and Educational Facs. Auth., Rev. and Ref. Bonds (Wheaton Franciscan Services, Inc. System), Series 2002, 6.25% 2022 (preref. 2012)	6,500	7,243
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group), Series 2001, 5.625% 2013	90	97
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group), Series 2001, 5.625% 2013 (preref. 2011)	910	986
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Healthcare System), Series 2006-A, 5.25% 2019	2,500	2,641
Health and Educational Facs. Auth., Rev. Ref. Bonds (Milwaukee Catholic Home, Inc), Series 2006, 5.00% 2026	1,000	1,033
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 1998-A, 5.375% 2017	140	142
Milwaukee County, Airport Rev. Bonds, Series 2004-A, AMT, AMBAC insured, 5.00% 2012	1,110	1,161
Milwaukee County, Airport Rev. Bonds, Series 2004-A, AMT, AMBAC insured, 5.00% 2013	1,165	1,225
City of Oconto Falls, Community Dev. Auth., Dev. Rev. Bonds (Oconto Falls Tissue, Inc. Project), Series 1997, AMT, 7.75% 2022	5,000	4,956
City of Oconto Falls, Community Dev. Auth., Dev. Rev. Bonds (Oconto Falls Tissue, Inc. Project), Series 1997, AMT, 8.125% 2022[2]	720	713
		46,739

MULTI-STATE — 1.87%
Charter Mac Equity Issuer Trust, Medium Term Tax-Exempt Multi-family Housing Trust Certificates, Series 2006-A-2, Class A, AMT, 4.72% 2018[2]	16,902	17,335
GMAC Municipal Mortgage Trust, Series A-1-2, AMT, 4.90% cumulative preferred 2039 (put 2014)[2]	5,000	5,111
GMAC Municipal Mortgage Trust, Series A-1-3, AMT, 5.30% cumulative preferred 2039 (put 2019)[2]	3,000	3,170
GMAC Municipal Mortgage Trust, Series A-2, AMT, 4.80% cumulative preferred 2040 (put 2015)[2]	1,000	1,018
GMAC Municipal Mortgage Trust, Series B-2, AMT, 5.50% cumulative preferred 2040 (put 2025)[2]	1,000	1,030
MuniMae TE Bond Subsidiary, LLC, Series A, AMT, 6.875% cumulative preferred (undated)[2]	2,000	2,108
MuniMae TE Bond Subsidiary, LLC, Series A-2, AMT, 4.90% cumulative preferred (undated)[2]	4,000	4,078
MuniMae TE Bond Subsidiary, LLC, Series A-3, AMT, 4.95% cumulative preferred (undated)[2]	4,000	4,081
MuniMae TE Bond Subsidiary, LLC, Series A-4, AMT, 5.125% cumulative preferred (undated)[2]	2,000	2,079
		40,010

Total bonds & notes (cost: $1,992,215,000)		2,065,044

Short-term securities — 3.43%

North Slope Borough, Exempt Fac. Industrial Rev. Bonds (BP Exploration (Alaska) Inc. Project), Series 2001, AMT, 3.79% 2025[4,5]	4,600	4,600
Parish of Plaquemines, State of Louisiana, Environmental Rev. Bonds (BP Exploration & Oil Inc. Project), Series 1994, AMT, 3.79% 2024[4,5]	3,215	3,215
State of Ohio, Solid Waste Rev. Bonds (BP Exploration & Oil Inc. Project), Series 2000, AMT, 3.77% 2034[4]	3,400	3,400
State of Texas, Gulf Coast Industrial Dev. Auth., Exempt Facs. Industrial Rev. Bonds (BP Global Power Corp. Project), Series 2003, AMT, 3.79% 2038[4]	4,250	4,250
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control and Solid Waste Disposal Rev. Ref. Bonds (Amoco Oil Co. Project), Series 1996, AMT, 3.79% 2024[4,5]	2,350	2,350
State of Texas, Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds (Amoco Oil Co. Project), Series 1995, AMT, 3.79% 2027[4]	5,800	5,800
California Housing Fin. Agcy., Multi-family Housing Rev. Bonds III, Series 2001-G, AMT, 3.54% 2036[4]	1,300	1,300
State of Florida, Pinellas County Health Facs. Auth., Hospital Facs. Rev. Ref. and Rev. Bonds (Bayfront Hospital Projects), Series 2004, 3.72% 2034[4,5]	2,800	2,800
State of Kentucky, Regional Airport Auth. of Louisville and Jefferson County, Special Facs. Rev. Bonds
(UPS Worldwide Forwarding, Inc. Project), Series 1999-A, AMT, 3.77% 2029[4]	1,000	1,000
Parish of St. Charles, State of Louisiana, Pollution Control Rev. Bonds (Shell Oil Co. Norco Project), Series 1993, AMT, 3.79% 2023[4,5]	2,900	2,900
State of North Carolina, Halifax County Industrial Facs. and Pollution Control Fncg. Auth., Demand Exempt Fac. Rev. Bonds
(Westmoreland-Hadson Partners Roanoke Valley Project), Series 1991, AMT, 3.78% 2019[4,5]	7,100	7,100
State of Rhode Island, Warwick Housing Auth., Demand Multi-family Housing Rev. Bonds (Trafalgar East Apartments Project), Series 2001, AMT, 3.78% 2031[4]	2,600	2,600
Florence County, South Carolina, Solid Waste Disposal and Wastewater Treatment Facs. Rev. Bonds (Roche Carolina Inc. Project), Series 1996, AMT, 3.79% 2026[4]	1,650	1,650
Florence County, South Carolina, Solid Waste Disposal and Wastewater Treatment Facs. Rev. Bonds (Roche Carolina Inc. Project), Series 1997, AMT, 3.79% 2027[4]	1,300	1,300
Florence County, South Carolina, Solid Waste Disposal and Wastewater Treatment Facs. Rev. Bonds (Roche Carolina Inc. Project), Series 1997, AMT, 3.79% 2028[4]	1,200	1,200
State of Texas, Gulf Coast Industrial Dev. Auth., Environmental Facs. Rev. Bonds (CITGO Petroleum Corp. Project), Series 2002, AMT, 3.79% 2032[4,5]	2,100	2,100
State of Texas, Tax and Rev. Anticipation Notes, Series 2006, 4.50% 8/31/2007[5]	19,400	19,491
State of Texas, Harris County Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds (Exxon	1,000	1,000
Lincoln County, Wyoming, Pollution Control Rev. Bonds (Exxon Project), Series 1987-A, AMT, 3.68% 2017[4,5]	1,300	1,300
Lincoln County, Wyoming, Pollution Control Rev. Bonds (Exxon Project), Series 1987-C, AMT, 3.68% 2017[4,5]	3,900	3,900

Total short-term securities (cost: $73,268,000)		73,256

Total investment securities (cost: $2,065,483,000)		2,138,300
Other assets less liabilities		(3,025)

Net assets		$2,135,275

1 Scheduled interest and/or principal payment was not received.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $57,245,000, which represented 2.68% of the net assets of the fund.
3 Step bond; coupon rate will increase at a later date.
4 Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
5 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-940-0307-S6910

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.

By /s/ Mark R. Macdonald
Mark R. Macdonald, President and Principal Executive Officer

Date: April 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark R. Macdonald
Mark R. Macdonald, President and Principal Executive Officer

Date: April 10, 2007

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and Principal Financial Officer

Date: April 10, 2007